UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03363
Delaware Group® Limited-Term Government Funds
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Nomura Limited-Term Diversified Income Fund
(formerly, Macquarie Limited-Term Diversified Income Fund)
Class A : DTRIX
Annual shareholder report | December 31, 2025
This annual shareholder report contains important information about Nomura Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	0.64%
Management's discussion of Fund performance
Performance highlights
Nomura Limited-Term Diversified Income Fund (Class A) returned 5.11% (excluding sales charge) for the 12 months ended December 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 7.30%, while the Bloomberg 1-3 Year US Government/Credit Index, the Fund's narrowly based securities market index, returned 5.35%.
Top contributors to performance:
Allocations to structured finance sector, especially residential mortgage‑backed securities (RMBS), commercial mortgage-backed securities (CMBS), asset backed securities (ABS), and collateralized loan obligations (CLO), contributed to the Fund’s performance as a resilient economy, bolstered by continued artificial intelligence capital expenditures and US Federal Reserve (Fed) easing, provided a tailwind for risk markets.
Allocations to both high yield and investment grade corporate bonds contributed to the Fund’s performance.
The Fund’s duration and yield curve positioning over the period also contributed to performance.
Top detractors from performance:
An underweight allocation to the government-related sector relative to the Fund's benchmark detracted from performance.
Security selection within investment grade corporate bonds was a detractor.
Positioning in Treasury Inflation-Protected Securities, or TIPS, initiated as a hedge against possible reawakening of inflation due to tariffs and/or potential misstep by the Fed, detracted from performance.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura Limited-Term Diversified Income Fund (Class A) – including sales charge	2.25%	1.34%	1.87%
Nomura Limited-Term Diversified Income Fund (Class A) – excluding sales charge	5.11%	1.91%	2.15%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%
Bloomberg 1-3 Year US Government/Credit Index	5.35%	1.97%	2.09%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of December 31, 2025)
Fund net assets	$656,711,941
Total number of portfolio holdings*	252
Total advisory fees paid (during reporting period)	$1,334,167
Portfolio turnover rate	233%
*	Excludes cash and cash equivalents.

Fund holdings (as of December 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
US Treasury Obligations	47.72%
Corporate Bonds	16.88%
Non-Agency Asset-Backed Securities	15.64%
Agency Mortgage-Backed Securities	7.01%
Collateralized Loan Obligations	5.76%
Non-Agency Collateralized Mortgage Obligations	2.52%
Agency Commercial Mortgage-Backed Securities	1.62%
Agency Collateralized Mortgage Obligations	0.65%
Government Agency Obligations	0.46%
Sovereign Bonds	0.12%
Supranational Banks	0.03%

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Limited-Term Diversified Income Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5162273)
TSAR-DTRIX-0226

Nomura Limited-Term Diversified Income Fund
(formerly, Macquarie Limited-Term Diversified Income Fund)
Class C : DTICX
Annual shareholder report | December 31, 2025
This annual shareholder report contains important information about Nomura Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$142	1.39%
Management's discussion of Fund performance
Performance highlights
Nomura Limited-Term Diversified Income Fund (Class C) returned 4.33% (excluding sales charge) for the 12 months ended December 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 7.30%, while the Bloomberg 1-3 Year US Government/Credit Index, the Fund's narrowly based securities market index, returned 5.35%.
Top contributors to performance:
Allocations to structured finance sector, especially residential mortgage‑backed securities (RMBS), commercial mortgage-backed securities (CMBS), asset backed securities (ABS), and collateralized loan obligations (CLO), contributed to the Fund’s performance as a resilient economy, bolstered by continued artificial intelligence capital expenditures and US Federal Reserve (Fed) easing, provided a tailwind for risk markets.
Allocations to both high yield and investment grade corporate bonds contributed to the Fund’s performance.
The Fund’s duration and yield curve positioning over the period also contributed to performance.
Top detractors from performance:
An underweight allocation to the government-related sector relative to the Fund's benchmark detracted from performance.
Security selection within investment grade corporate bonds was a detractor.
Positioning in Treasury Inflation-Protected Securities, or TIPS, initiated as a hedge against possible reawakening of inflation due to tariffs and/or potential misstep by the Fed, detracted from performance.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura Limited-Term Diversified Income Fund (Class C) – including sales charge	3.33%	1.10%	1.33%
Nomura Limited-Term Diversified Income Fund (Class C) – excluding sales charge	4.33%	1.10%	1.33%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%
Bloomberg 1-3 Year US Government/Credit Index	5.35%	1.97%	2.09%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of December 31, 2025)
Fund net assets	$656,711,941
Total number of portfolio holdings*	252
Total advisory fees paid (during reporting period)	$1,334,167
Portfolio turnover rate	233%
*	Excludes cash and cash equivalents.

Fund holdings (as of December 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
US Treasury Obligations	47.72%
Corporate Bonds	16.88%
Non-Agency Asset-Backed Securities	15.64%
Agency Mortgage-Backed Securities	7.01%
Collateralized Loan Obligations	5.76%
Non-Agency Collateralized Mortgage Obligations	2.52%
Agency Commercial Mortgage-Backed Securities	1.62%
Agency Collateralized Mortgage Obligations	0.65%
Government Agency Obligations	0.46%
Sovereign Bonds	0.12%
Supranational Banks	0.03%

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Limited-Term Diversified Income Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5162273)
TSAR-DTICX-0226

Nomura Limited-Term Diversified Income Fund
(formerly, Macquarie Limited-Term Diversified Income Fund)
Class R : DLTRX
Annual shareholder report | December 31, 2025
This annual shareholder report contains important information about Nomura Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$91	0.89%
Management's discussion of Fund performance
Performance highlights
Nomura Limited-Term Diversified Income Fund (Class R) returned 4.86% (excluding sales charge) for the 12 months ended December 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 7.30%, while the Bloomberg 1-3 Year US Government/Credit Index, the Fund's narrowly based securities market index, returned 5.35%.
Top contributors to performance:
Allocations to structured finance sector, especially residential mortgage‑backed securities (RMBS), commercial mortgage-backed securities (CMBS), asset backed securities (ABS), and collateralized loan obligations (CLO), contributed to the Fund’s performance as a resilient economy, bolstered by continued artificial intelligence capital expenditures and US Federal Reserve (Fed) easing, provided a tailwind for risk markets.
Allocations to both high yield and investment grade corporate bonds contributed to the Fund’s performance.
The Fund’s duration and yield curve positioning over the period also contributed to performance.
Top detractors from performance:
An underweight allocation to the government-related sector relative to the Fund's benchmark detracted from performance.
Security selection within investment grade corporate bonds was a detractor.
Positioning in Treasury Inflation-Protected Securities, or TIPS, initiated as a hedge against possible reawakening of inflation due to tariffs and/or potential misstep by the Fed, detracted from performance.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura Limited-Term Diversified Income Fund (Class R) – including sales charge	4.86%	1.60%	1.82%
Nomura Limited-Term Diversified Income Fund (Class R) – excluding sales charge	4.86%	1.60%	1.82%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%
Bloomberg 1-3 Year US Government/Credit Index	5.35%	1.97%	2.09%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of December 31, 2025)
Fund net assets	$656,711,941
Total number of portfolio holdings*	252
Total advisory fees paid (during reporting period)	$1,334,167
Portfolio turnover rate	233%
*	Excludes cash and cash equivalents.

Fund holdings (as of December 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
US Treasury Obligations	47.72%
Corporate Bonds	16.88%
Non-Agency Asset-Backed Securities	15.64%
Agency Mortgage-Backed Securities	7.01%
Collateralized Loan Obligations	5.76%
Non-Agency Collateralized Mortgage Obligations	2.52%
Agency Commercial Mortgage-Backed Securities	1.62%
Agency Collateralized Mortgage Obligations	0.65%
Government Agency Obligations	0.46%
Sovereign Bonds	0.12%
Supranational Banks	0.03%

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Limited-Term Diversified Income Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5162273)
TSAR-DLTRX-0226

Nomura Limited-Term Diversified Income Fund
(formerly, Macquarie Limited-Term Diversified Income Fund)
Institutional Class : DTINX
Annual shareholder report | December 31, 2025
This annual shareholder report contains important information about Nomura Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.39%
Management's discussion of Fund performance
Performance highlights
Nomura Limited-Term Diversified Income Fund (Institutional Class) returned 5.38% (excluding sales charge) for the 12 months ended December 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 7.30%, while the Bloomberg 1-3 Year US Government/Credit Index, the Fund's narrowly based securities market index, returned 5.35%.
Top contributors to performance:
Allocations to structured finance sector, especially residential mortgage‑backed securities (RMBS), commercial mortgage-backed securities (CMBS), asset backed securities (ABS), and collateralized loan obligations (CLO), contributed to the Fund’s performance as a resilient economy, bolstered by continued artificial intelligence capital expenditures and US Federal Reserve (Fed) easing, provided a tailwind for risk markets.
Allocations to both high yield and investment grade corporate bonds contributed to the Fund’s performance.
The Fund’s duration and yield curve positioning over the period also contributed to performance.
Top detractors from performance:
An underweight allocation to the government-related sector relative to the Fund's benchmark detracted from performance.
Security selection within investment grade corporate bonds was a detractor.
Positioning in Treasury Inflation-Protected Securities, or TIPS, initiated as a hedge against possible reawakening of inflation due to tariffs and/or potential misstep by the Fed, detracted from performance.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura Limited-Term Diversified Income Fund (Institutional Class) – including sales charge	5.38%	2.11%	2.34%
Nomura Limited-Term Diversified Income Fund (Institutional Class) – excluding sales charge	5.38%	2.11%	2.34%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%
Bloomberg 1-3 Year US Government/Credit Index	5.35%	1.97%	2.09%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of December 31, 2025)
Fund net assets	$656,711,941
Total number of portfolio holdings*	252
Total advisory fees paid (during reporting period)	$1,334,167
Portfolio turnover rate	233%
*	Excludes cash and cash equivalents.

Fund holdings (as of December 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
US Treasury Obligations	47.72%
Corporate Bonds	16.88%
Non-Agency Asset-Backed Securities	15.64%
Agency Mortgage-Backed Securities	7.01%
Collateralized Loan Obligations	5.76%
Non-Agency Collateralized Mortgage Obligations	2.52%
Agency Commercial Mortgage-Backed Securities	1.62%
Agency Collateralized Mortgage Obligations	0.65%
Government Agency Obligations	0.46%
Sovereign Bonds	0.12%
Supranational Banks	0.03%

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Limited-Term Diversified Income Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5162273)
TSAR-DTINX-0226

Nomura Limited-Term Diversified Income Fund
(formerly, Macquarie Limited-Term Diversified Income Fund)
Class R6 : DLTZX
Annual shareholder report | December 31, 2025
This annual shareholder report contains important information about Nomura Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.31%
Management's discussion of Fund performance
Performance highlights
Nomura Limited-Term Diversified Income Fund (Class R6) returned 5.47% (excluding sales charge) for the 12 months ended December 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 7.30%, while the Bloomberg 1-3 Year US Government/Credit Index, the Fund's narrowly based securities market index, returned 5.35%.
Top contributors to performance:
Allocations to structured finance sector, especially residential mortgage‑backed securities (RMBS), commercial mortgage-backed securities (CMBS), asset backed securities (ABS), and collateralized loan obligations (CLO), contributed to the Fund’s performance as a resilient economy, bolstered by continued artificial intelligence capital expenditures and US Federal Reserve (Fed) easing, provided a tailwind for risk markets.
Allocations to both high yield and investment grade corporate bonds contributed to the Fund’s performance.
The Fund’s duration and yield curve positioning over the period also contributed to performance.
Top detractors from performance:
An underweight allocation to the government-related sector relative to the Fund's benchmark detracted from performance.
Security selection within investment grade corporate bonds was a detractor.
Positioning in Treasury Inflation-Protected Securities, or TIPS, initiated as a hedge against possible reawakening of inflation due to tariffs and/or potential misstep by the Fed, detracted from performance.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period May 1, 2017 (Class R6's inception), through December 31, 2025
Average annual total returns (as of December 31, 2025)	1 year	5 year	Since inception (5/1/17)
Nomura Limited-Term Diversified Income Fund (Class R6) – including sales charge	5.47%	2.18%	2.34%
Nomura Limited-Term Diversified Income Fund (Class R6) – excluding sales charge	5.47%	2.18%	2.34%
Bloomberg US Aggregate Index	7.30%	-0.36%	1.85%
Bloomberg 1-3 Year US Government/Credit Index	5.35%	1.97%	2.20%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of December 31, 2025)
Fund net assets	$656,711,941
Total number of portfolio holdings*	252
Total advisory fees paid (during reporting period)	$1,334,167
Portfolio turnover rate	233%
*	Excludes cash and cash equivalents.

Fund holdings (as of December 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
US Treasury Obligations	47.72%
Corporate Bonds	16.88%
Non-Agency Asset-Backed Securities	15.64%
Agency Mortgage-Backed Securities	7.01%
Collateralized Loan Obligations	5.76%
Non-Agency Collateralized Mortgage Obligations	2.52%
Agency Commercial Mortgage-Backed Securities	1.62%
Agency Collateralized Mortgage Obligations	0.65%
Government Agency Obligations	0.46%
Sovereign Bonds	0.12%
Supranational Banks	0.03%

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Limited-Term Diversified Income Fund.
Effective May 1, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 0.30% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5162273)
TSAR-DLTZX-0226

Nomura Tax-Free Oregon Fund
(formerly, Macquarie Tax-Free Oregon Fund)
Class A : FTORX
Annual shareholder report | December 31, 2025
This annual shareholder report contains important information about Nomura Tax-Free Oregon Fund (Fund) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$91	0.90%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.88% if litigation expenses were not included.
Management's discussion of Fund performance
Performance highlights
Nomura Tax-Free Oregon Fund (Class A) returned 2.55% (excluding sales charge) for the 12 months ended December 31, 2025. During the same period, the Bloomberg Municipal Bond Index (benchmark), the Fund's broad-based securities market index, returned 4.25%.
Top contributors to performance:
Allocation to the 10-year (8-12 years) as well as the 7-year (6-8 years) maturity segments relative to the Fund's benchmark.
A-rated exposure.
Out-of-benchmark below-investment-grade Oregon exposure.
Top detractors from performance:
An overweight allocation to the long end of the yield curve relative to the Fund's benchmark.
BBB-rated exposure, which was on the longer end of the curve in maturity/duration relative to the benchmark.
AA-rated exposure, which, similar to BBB-rated exposure, had a longer maturity/duration profile relative to the benchmark.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura Tax-Free Oregon Fund (Class A) – including sales charge	-2.07%	-0.22%	1.34%
Nomura Tax-Free Oregon Fund (Class A) – excluding sales charge	2.55%	0.71%	1.75%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%
Performance shown prior to October 4, 2019 reflects the performance and expenses of the First Investors Oregon Tax Exempt Fund (Predecessor Fund), which was reorganized into the Fund after the close of business on October 4, 2019. The Fund had not commenced operations prior to the reorganization. Performance shown after October 4, 2019 reflects the performance and expenses of the Fund.
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of December 31, 2025)
Fund net assets	$46,861,597
Total number of portfolio holdings*	75
Total advisory fees paid (during reporting period)	$54,483
Portfolio turnover rate	31%
*	Excludes cash and cash equivalents.

Fund holdings (as of December 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Local General Obligation Bonds	25.41%
Healthcare Revenue Bonds	18.51%
Special Tax Revenue Bonds	14.53%
Education Revenue Bonds	12.84%
Transportation Revenue Bonds	9.22%
Electric Revenue Bonds	6.68%
State General Obligation Bonds	6.05%
Water & Sewer Revenue Bonds	4.47%
Housing Revenue Bonds	3.22%
Industrial Development Revenue/Pollution Control Revenue Bond	1.25%

State and territory allocation
Oregon	85.26%
Puerto Rico	16.37%
Guam	0.55%

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Tax-Free Oregon Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5162809)
TSAR-FTORX-0226

Nomura Tax-Free Oregon Fund
(formerly, Macquarie Tax-Free Oregon Fund)
Institutional Class : FTOTX
Annual shareholder report | December 31, 2025
This annual shareholder report contains important information about Nomura Tax-Free Oregon Fund (Fund) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$66	0.65%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.63% if litigation expenses were not included.
Management's discussion of Fund performance
Performance highlights
Nomura Tax-Free Oregon Fund (Institutional Class) returned 2.80% (excluding sales charge) for the 12 months ended December 31, 2025. During the same period, the Bloomberg Municipal Bond Index (benchmark), the Fund's broad-based securities market index, returned 4.25%.
Top contributors to performance:
Allocation to the 10-year (8-12 years) as well as the 7-year (6-8 years) maturity segments relative to the Fund's benchmark.
A-rated exposure.
Out-of-benchmark below-investment-grade Oregon exposure.
Top detractors from performance:
An overweight allocation to the long end of the yield curve relative to the Fund's benchmark.
BBB-rated exposure, which was on the longer end of the curve in maturity/duration relative to the benchmark.
AA-rated exposure, which, similar to BBB-rated exposure, had a longer maturity/duration profile relative to the benchmark.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura Tax-Free Oregon Fund (Institutional Class) – including sales charge	2.80%	0.96%	2.03%
Nomura Tax-Free Oregon Fund (Institutional Class) – excluding sales charge	2.80%	0.96%	2.03%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%
Performance shown prior to October 4, 2019 reflects the performance and expenses of the First Investors Oregon Tax Exempt Fund (Predecessor Fund), which was reorganized into the Fund after the close of business on October 4, 2019. The Fund had not commenced operations prior to the reorganization. Performance shown after October 4, 2019 reflects the performance and expenses of the Fund.
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of December 31, 2025)
Fund net assets	$46,861,597
Total number of portfolio holdings*	75
Total advisory fees paid (during reporting period)	$54,483
Portfolio turnover rate	31%
*	Excludes cash and cash equivalents.

Fund holdings (as of December 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Local General Obligation Bonds	25.41%
Healthcare Revenue Bonds	18.51%
Special Tax Revenue Bonds	14.53%
Education Revenue Bonds	12.84%
Transportation Revenue Bonds	9.22%
Electric Revenue Bonds	6.68%
State General Obligation Bonds	6.05%
Water & Sewer Revenue Bonds	4.47%
Housing Revenue Bonds	3.22%
Industrial Development Revenue/Pollution Control Revenue Bond	1.25%

State and territory allocation
Oregon	85.26%
Puerto Rico	16.37%
Guam	0.55%

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Tax-Free Oregon Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5162809)
TSAR-FTOTX-0226

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Nomura Funds Internet Web site at https://global.nomuraassetmanagement.com/about/business-ethics. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Joseph W. Chow

H. Jeffrey Dobbs

Frances Sevilla-Sacasa, Chair

Christianna Wood

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $104,973 for 2025 and $82,700 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $1,686,500 for 2025 and $1,374,878 for 2024. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $13,122 for 2025 and $12,557 for 2024. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)

The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Nomura Funds.

Service	Range of Fees
Audit Services

Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate

Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate

Tax Services

U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate

U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund

Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services

Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $2,194,368 for 2025 and $9,688,403 for 2024.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Fixed income mutual fund
Nomura Limited-Term Diversified Income Fund
(formerly, Macquarie Limited-Term Diversified Income Fund)
Financial statements and other information
For the year ended December 31, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at nomuraassetmanagement.com/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Nomura Limited-Term Diversified Income Fund	December 31, 2025
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.65%
Fannie Mae Grantor Trust Series 2001-T5 A2 7.00% 6/19/41 •	10,140	$ 10,308
Freddie Mac REMICs
Series 4764 PA 3.00% 10/15/45	176,173	173,351
Series 5092 WG 1.00% 4/25/31	2,552,922	2,422,737
Freddie Mac Structured Pass Through Certificates
Series T-30 A5 8.61% 12/25/30 ♦, ~	1,805	1,699
Series T-54 2A 6.50% 2/25/43 ♦	416	417
Series T-58 2A 6.50% 9/25/43 ♦	156,232	160,617
GNMA
Series 2004-31 ZB 5.00% 4/20/34	560,478	559,480
Series 2012-39 PA 2.00% 3/16/42	757,258	714,634
Series 2015-151 KC 3.50% 4/20/34	250,716	246,981
Total Agency Collateralized Mortgage Obligations (cost $4,526,141)		4,290,224

Agency Commercial Mortgage-Backed Securities — 1.62%
FREMF Mortgage Trust
Series 2015-KF12 B 144A 11.223% (SOFR + 7.21%, Floor 7.10%) 9/25/22 #, •	2,284,182	2,409,101
Series 2017-KF33 B 144A 6.673% (SOFR + 2.66%, Floor 2.55%) 6/25/27 #, •	968,036	935,768
Series 2017-KF40 B 144A 6.823% (SOFR + 2.81%, Floor 2.70%) 11/25/27 #, •	1,447,006	1,391,221
Series 2019-KF60 B 144A 6.473% (SOFR + 2.46%, Floor 2.35%) 2/25/26 #, •	1,656,883	1,653,461
Series 2019-KF61 B 144A 6.323% (SOFR + 2.31%, Floor 2.20%) 4/25/29 #, •	598,098	573,229
Series 2019-KF68 B 144A 6.323% (SOFR + 2.31%, Floor 2.20%) 7/25/26 #, •	1,403,492	1,386,689
Series 2019-KF70 B 144A 6.423% (SOFR + 2.41%, Floor 2.30%) 9/25/29 #, •	838,158	828,728
Series 2020-KF74 B 144A 6.273% (SOFR + 2.26%, Floor 2.15%) 1/25/27 #, •	872,290	865,602
Series 2020-KF75 B 144A 6.373% (SOFR + 2.36%, Floor 2.25%) 12/25/29 #, •	625,652	583,558
Total Agency Commercial Mortgage-Backed Securities (cost $10,677,361)		10,627,357

Agency Mortgage-Backed Securities — 7.01%
Fannie Mae S.F. 30 yr
5.50% 5/1/44	1,285,906	1,344,355

Schedule of investments
Nomura Limited-Term Diversified Income Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 10/1/52	977,557	$ 997,262
5.50% 11/1/52	841,596	861,828
5.50% 12/1/52	185,930	189,496
5.50% 3/1/53	1,569,539	1,597,516
5.50% 2/1/55	6,442,149	6,533,657
5.50% 5/1/55	805,535	816,987
6.00% 1/1/42	914,265	966,452
6.00% 12/1/52	1,127,448	1,164,736
6.00% 8/1/54	2,310,163	2,372,220
6.00% 12/1/54	1,623,193	1,667,893
6.00% 4/1/55	5,072,637	5,209,557
6.50% 3/1/55	6,028,423	6,262,108
7.00% 2/1/55	1,632,455	1,716,377
Freddie Mac S.F. 30 yr
6.00% 1/1/53	769,302	804,628
6.00% 3/1/53	2,591,692	2,669,402
GNMA II S.F. 30 yr
5.50% 5/20/53	1,281,783	1,303,428
5.50% 2/20/55	4,318,827	4,366,266
6.00% 5/20/53	989,408	1,021,394
6.00% 3/20/55	2,358,524	2,405,144
6.50% 4/20/55	1,711,386	1,770,266
Total Agency Mortgage-Backed Securities (cost $45,620,460)		46,040,972

Collateralized Loan Obligations — 5.76%
AGL CLO 17 Series 2022-17A AR 144A 4.82% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	1,450,000	1,447,113
Ballyrock CLO 27 Series 2024-27A A1A 144A 5.208% (TSFR03M + 1.35%, Floor 1.35%) 10/25/37 #, •	1,150,000	1,152,972
Canyon Capital CLO Series 2019-2A AR2 144A 4.915% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	750,000	748,769
Canyon CLO Series 2020-2A AR2 144A 4.935% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	1,100,000	1,096,977
CBAM Series 2020-13A A 144A 5.576% (TSFR03M + 1.69%, Floor 1.43%) 1/20/34 #, •	3,000,000	3,003,729

	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
Flatiron CLO 31 Series 2025-31A A1 144A 4.897% (TSFR03M + 1.20%, Floor 1.20%) 1/18/39 #, •	4,000,000	$ 4,000,000
KKR CLO 41 Series 2022-41A A1 144A 5.235% (TSFR03M + 1.33%, Floor 1.33%) 4/15/35 #, •	5,000,000	4,999,950
Magnetite LI Series 2025-51A A1 144A 5.092% (TSFR03M + 1.20%, Floor 1.20%) 10/25/38 #, •	5,250,000	5,250,000
Magnetite XL Series 2024-40A A1 144A 5.355% (TSFR03M + 1.45%, Floor 1.45%) 7/15/37 #, •	3,500,000	3,505,887
Octagon Investment Partners 51 Series 2021-1A AR 144A 4.874% (TSFR03M + 0.99%, Floor 0.99%) 7/20/34 #, •	1,500,000	1,495,196
Sound Point CLO XXV Series 2019-4A A1R 144A 5.138% (TSFR03M + 1.28%, Floor 1.28%) 4/25/33 #, •	4,726,781	4,729,201
TRESTLES CLO V Series 2021-5A A1R 144A 5.134% (TSFR03M + 1.25%, Floor 1.25%) 10/20/34 #, •	4,000,000	3,998,004
Venture 34 CLO Series 2018-34A AR 144A 5.185% (TSFR03M + 1.28%, Floor 1.28%) 10/15/31 #, •	334,254	334,279
Zais CLO 16 Series 2020-16A A1R2 144A 5.014% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •	2,050,000	2,048,085
Total Collateralized Loan Obligations (cost $37,811,035)		37,810,162

Corporate Bonds — 16.88%
Banking — 6.46%
Akbank TAS 144A 7.498% 1/20/30 #	200,000	211,942
Banco de Credito e Inversiones 144A 8.75% 5/8/29 #, μ, ψ	200,000	216,373
Banco Santander
4.551% 11/6/30	600,000	600,785
5.365% 7/15/28 μ	1,000,000	1,019,834

Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 144A 5.621% 12/10/29 #	200,000	208,300
Bangkok Bank 144A 4.507% 11/26/30 #	200,000	200,514
Bank Muscat SAOG 4.846% 10/1/30 ■	200,000	200,903

Schedule of investments
Nomura Limited-Term Diversified Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Bank of America
1.734% 7/22/27 μ	1,015,000	$ 1,002,189
5.819% 9/15/29 μ	1,400,000	1,461,520
6.204% 11/10/28 μ	75,000	77,955
6.25% 7/26/30 μ, ψ	2,840,000	2,886,423

Bank of New York Mellon 5.802% 10/25/28 μ	2,064,000	2,134,014
CBQ Finance 4.625% 9/10/30 ■	200,000	200,747
Citibank 5.438% 4/30/26	915,000	918,549
Citigroup 4.503% 9/11/31 μ	1,635,000	1,640,507
Deutsche Bank
4.95% 8/4/31 μ	1,814,000	1,832,756
5.297% 5/9/31 μ	1,070,000	1,096,561
6.819% 11/20/29 μ	715,000	763,236
7.146% 7/13/27 μ	925,000	939,283
Goldman Sachs Group
1.542% 9/10/27 μ	3,315,000	3,257,808
4.369% 10/21/31 μ	1,640,000	1,636,442

ICICI Bank 144A 4.00% 3/18/26 #	200,000	200,052
JPMorgan Chase & Co.
1.47% 9/22/27 μ	1,445,000	1,418,932
4.797% (SOFR + 0.89%) 4/22/27 •	955,000	956,999
5.14% 1/24/31 μ	955,000	987,266
5.571% 4/22/28 μ	1,315,000	1,341,525

Metropolitan Bank & Trust 5.375% 3/6/29 ■	200,000	206,347
Morgan Stanley
4.133% 10/18/29 μ	610,000	609,883
5.664% 4/17/36 μ	690,000	724,704
6.407% 11/1/29 μ	488,000	517,334

Morgan Stanley Bank 5.504% 5/26/28 μ	1,380,000	1,408,343
NBK SPC 144A 1.625% 9/15/27 #, μ	200,000	196,198
Oversea-Chinese Banking 144A 4.55% 9/8/35 #, μ	200,000	199,451
PNC Bank 4.429% 7/21/28 μ	2,030,000	2,043,742
PNC Financial Services Group 5.30% 1/21/28 μ	1,635,000	1,656,615
Popular 7.25% 3/13/28	655,000	690,747
Shinhan Bank 3.875% 3/24/26 ■	300,000	299,760
State Street 4.543% 4/24/28 μ	595,000	600,153
UBS Group
144A 6.85% 9/10/29 #, μ, ψ	780,000	800,728
144A 7.00% 2/10/30 #, μ, ψ	755,000	774,688

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
US Bancorp
5.046% 2/12/31 μ	1,265,000	$ 1,299,799
6.787% 10/26/27 μ	1,330,000	1,359,447
Wells Fargo & Co.
5.15% 4/23/31 μ	575,000	593,659
5.244% 1/24/31 μ	975,000	1,010,160
		42,403,173
Basic Industry — 0.20%
BHP Billiton Finance USA 4.75% 2/28/28	1,095,000	1,112,654
Sasol Financing USA 4.375% 9/18/26	200,000	199,209
		1,311,863
Brokerage — 0.35%
Apollo Global Management 4.60% 1/15/31	770,000	774,622
Brookfield Asset Management 4.653% 11/15/30	1,505,000	1,517,700
		2,292,322
Capital Goods — 0.54%
Amphenol 4.125% 11/15/30	620,000	616,950
Boeing
6.259% 5/1/27	490,000	502,966
6.388% 5/1/31	385,000	417,983

Mauser Packaging Solutions Holding 144A 7.875% 4/15/30 #	680,000	675,264
RTX 5.75% 11/8/26	1,298,000	1,316,065
		3,529,228
Communications — 1.75%
AT&T 1.70% 3/25/26	2,640,000	2,626,864
ATP Tower Holdings 144A 7.875% 2/3/30 #	200,000	206,394
Axian Telecom Holding & Management 144A 7.25% 7/11/30 #	200,000	201,413
IHS Holding 144A 6.25% 11/29/28 #	200,000	199,400
Iliad Holding 144A 8.50% 4/15/31 #	640,000	689,215
Meta Platforms 4.60% 11/15/32	955,000	962,953
Prosus 144A 3.257% 1/19/27 #	200,000	197,206
Sitios Latinoamerica 144A 6.00% 11/25/29 #	200,000	207,800
SoftBank 144A 4.699% 7/9/30 #	1,955,000	1,962,915
T-Mobile USA 3.75% 4/15/27	4,010,000	3,998,646
Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #	200,000	210,742
		11,463,548

Schedule of investments
Nomura Limited-Term Diversified Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical — 1.27%
Amazon.com 4.10% 11/20/30	975,000	$ 976,356
Caesars Entertainment 144A 7.00% 2/15/30 #	246,000	254,887
Ford Motor Credit
6.798% 11/7/28	525,000	550,958
6.80% 5/12/28	1,350,000	1,409,080

General Motors Financial 4.20% 10/27/28	1,985,000	1,988,272
Gildan Activewear 144A 4.70% 10/7/30 #	1,740,000	1,732,003
Hyundai Capital Services 144A 5.25% 1/22/28 #	200,000	204,298
Lowe's 4.25% 3/15/31	1,045,000	1,040,912
Meituan 144A 4.625% 10/2/29 #	200,000	201,007
		8,357,773
Consumer Non-Cyclical — 1.57%
Bunge Limited Finance 4.20% 9/17/29	2,400,000	2,405,346
Cargill 144A 4.125% 10/23/30 #	885,000	881,470
Central American Bottling 144A 5.25% 4/27/29 #	200,000	198,372
McCormick & Co. 0.90% 2/15/26	2,975,000	2,963,634
Merck & Co.
3.85% 3/15/29	680,000	679,875
4.15% 3/15/31	1,815,000	1,809,813

Pfizer 4.20% 11/15/30	615,000	618,003
Teva Pharmaceutical Finance Netherlands III 6.75% 3/1/28	200,000	207,717
Thermo Fisher Scientific 1.75% 10/15/28	605,000	571,798
		10,336,028
Electric — 1.09%
American Electric Power 5.80% 3/15/56 μ	675,000	670,414
Black Hills 4.55% 1/31/31	840,000	840,556
Chile Electricity Lux MPC 144A 6.01% 1/20/33 #	210,325	221,243
Duke Energy Florida 4.20% 12/1/30	885,000	886,710
Minejesa Capital 144A 4.625% 8/10/30 #	143,840	143,424
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	144,845	143,378
National Rural Utilities Cooperative Finance
4.15% 8/25/28	450,000	452,501
4.45% 3/13/26	1,080,000	1,080,337

NRG Energy 144A 4.734% 10/15/30 #	1,350,000	1,352,588
Vistra 144A 7.00% 12/15/26 #, μ, ψ	1,330,000	1,358,201
		7,149,352
Energy — 1.17%
Azule Energy Finance 144A 8.125% 1/23/30 #	200,000	200,460
ConocoPhillips 4.30% 8/15/28	777,000	781,001

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Enbridge
4.90% 6/20/30	700,000	$ 715,857
5.25% 4/5/27	795,000	806,345

Energy Transfer 5.55% 2/15/28	1,930,000	1,982,069
Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #	1,341,102	1,308,958
GNL Quintero 144A 4.634% 7/31/29 #	94,160	94,264
PRIO Luxembourg Holding 144A 6.75% 10/15/30 #	200,000	194,800
Shell Finance US 4.125% 11/6/30	460,000	460,112
Targa Resources 4.35% 1/15/29	665,000	667,010
Tecpetrol 144A 7.625% 11/3/30 #	170,000	169,002
USA Compression Partners 144A 7.125% 3/15/29 #	310,000	321,030
		7,700,908
Finance Companies — 1.50%
AerCap Ireland Capital DAC 5.10% 1/19/29	3,160,000	3,231,620
Ares Capital 5.10% 1/15/31	1,945,000	1,921,864
Aviation Capital Group 144A 4.80% 10/24/30 #	1,785,000	1,786,629
Avolon Holdings Funding 144A 4.95% 1/15/28 #	960,000	972,121
Blackstone Private Credit Fund
5.05% 9/10/30	840,000	827,589
5.60% 11/22/29	870,000	879,474

Muthoot Finance 144A 6.375% 3/2/30 #	200,000	203,260
		9,822,557
Insurance — 0.42%
FWD Group Holdings 144A 5.252% 9/22/30 #	200,000	201,303
New York Life Global Funding 144A 5.45% 9/18/26 #	1,850,000	1,870,480
Northwestern Mutual Global Funding 144A 4.96% 1/13/30 #	660,000	677,566
		2,749,349
Real Estate Investment Trusts — 0.03%
Trust 2401 144A 4.869% 1/15/30 #	200,000	197,132
		197,132
Technology — 0.31%
Baidu 1.72% 4/9/26	1,050,000	1,043,489
Kaspi.KZ JSC 144A 6.25% 3/26/30 #	200,000	205,283
Oracle 4.45% 9/26/30	825,000	807,312
		2,056,084
Transportation — 0.19%
ERAC USA Finance 144A 4.60% 5/1/28 #	920,000	932,989
Latam Airlines Group 144A 7.875% 4/15/30 #	155,000	163,218

Schedule of investments
Nomura Limited-Term Diversified Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
United Airlines 144A 4.375% 4/15/26 #	175,000	$ 174,886
		1,271,093
Utilities — 0.03%
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #	200,000	212,137
		212,137
Total Corporate Bonds (cost $109,686,385)		110,852,547

Government Agency Obligations — 0.46%
Airport Authority 144A 4.875% 7/15/30 #	200,000	208,023
AL Jawaher Assets 144A 4.662% 10/29/30 #	200,000	198,448
Baiterek National Managing Holding JSC 144A 5.45% 5/8/28 #	200,000	203,170
Comision Federal de Electricidad 144A 3.348% 2/9/31 #	200,000	181,841
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	200,000	199,634
Equinor 4.50% 9/3/30	230,000	233,441
Freeport Indonesia 144A 4.763% 4/14/27 #	200,000	201,343
Georgian Railway JSC 4.00% 6/17/28 ■	200,000	189,519
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #	200,000	205,060
Ma'aden Sukuk 144A 5.25% 2/13/30 #	200,000	205,514
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	200,000	198,793
OCP 144A 6.10% 4/30/30 #	200,000	209,145
Pertamina Hulu Energi 144A 5.25% 5/21/30 #	200,000	204,067
Petronas Capital 144A 4.95% 1/3/31 #	200,000	206,537
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	200,000	200,351
Total Government Agency Obligations (cost $2,984,188)		3,044,886

Non-Agency Asset-Backed Securities — 15.64%
American Express Credit Account Master Trust Series 2023-1 A 4.87% 5/15/28	500,000	501,829
ARI Fleet Lease Trust
Series 2024-B A2 144A 5.54% 4/15/33 #	1,943,740	1,957,727
Series 2025-A B 144A 4.70% 1/17/34 #	1,000,000	1,008,970

Enterprise Fleet Financing Series 2023-3 A2 144A 6.40% 3/20/30 #	1,768,157	1,789,904
Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	1,223,655	1,225,949

	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Ford Credit Auto Owner Trust
Series 2023-1 A 144A 4.85% 8/15/35 #	4,000,000	$ 4,079,860
Series 2024-B A3 5.10% 4/15/29	6,500,000	6,583,608

Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	10,000,000	10,176,887
GMF Floorplan Owner Revolving Trust
Series 2023-1 A2 144A 5.134% (SOFR + 1.15%) 6/15/28 #, •	1,000,000	1,002,990
Series 2024-1A A1 144A 5.13% 3/15/29 #	4,000,000	4,059,866

GreatAmerica Leasing Receivables Funding Series 2024-1 A3 144A 4.98% 1/18/28 #	2,700,000	2,721,193
Hyundai Auto Lease Securitization Trust
Series 2024-A A3 144A 5.02% 3/15/27 #	2,648,105	2,653,737
Series 2024-C A3 144A 4.62% 4/17/28 #	2,000,000	2,012,518

Hyundai Auto Receivables Trust Series 2025-D A2A 4.03% 11/15/28	6,000,000	6,012,654
Mercedes-Benz Auto Lease Trust Series 2024-A A2B 4.404% (SOFR + 0.42%) 2/16/27 •	365,254	365,312
NextGear Floorplan Master Owner Trust Series 2024-1A A1 144A 4.884% (SOFR + 0.90%, Floor 0.90%) 3/15/29 #, •	3,000,000	3,014,110
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	4,000,000	4,047,765
PFS Financing Series 2025-A A 144A 4.634% (SOFR + 0.65%, Floor 0.65%) 1/15/29 #, •	10,050,000	10,057,755
Santander Drive Auto Receivables Trust
Series 2025-1 D 5.43% 3/17/31	3,750,000	3,808,474
Series 2025-2 A2 4.71% 6/15/28	1,257,955	1,259,832
Series 2025-4 D 4.95% 1/15/32	875,000	878,197

SBA Tower Trust 144A 1.884% 1/15/26 #	3,222,000	3,218,413
Toyota Auto Loan Extended Note Trust Series 2022-1A A 144A 3.82% 4/25/35 #	8,000,000	7,995,117
Toyota Auto Receivables Owner Trust
Series 2024-A A3 4.83% 10/16/28	835,241	840,659
Series 2024-B A3 5.33% 1/16/29	2,609,277	2,636,461
Series 2024-C A4 4.83% 11/15/29	5,000,000	5,090,043
Verizon Master Trust
Series 2024-3 A1A 5.34% 4/22/30	4,000,000	4,077,987
Series 2025-9 A1B 4.363% (SOFR + 0.42%) 10/21/30 •	1,000,000	1,000,224

Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	4,000,000	4,021,252

Schedule of investments
Nomura Limited-Term Diversified Income Fund
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Wheels Fleet Lease Funding 1 Series 2024-3A A1 144A 4.80% 9/19/39 #	3,492,283	$ 3,529,123
World Omni Auto Receivables Trust Series 2022-D A3 5.61% 2/15/28	1,036,326	1,040,494
Total Non-Agency Asset-Backed Securities (cost $101,707,179)		102,668,910

Non-Agency Collateralized Mortgage Obligations — 2.52%
COLT Mortgage Loan Trust Series 2023-3 A1 144A 7.18% 9/25/68 #, φ	1,262,341	1,276,274
Connecticut Avenue Securities Trust
Series 2023-R08 1M1 144A 5.374% (SOFR + 1.50%) 10/25/43 #, •	700,317	701,497
Series 2025-R01 1M2 144A 5.374% (SOFR + 1.50%) 1/25/45 #, •	1,020,000	1,019,074
Series 2025-R02 1M2 144A 5.474% (SOFR + 1.60%) 2/25/45 #, •	1,620,000	1,620,502
Series 2025-R03 2M1 144A 5.474% (SOFR + 1.60%) 3/25/45 #, •	416,099	416,611
Series 2025-R05 2M2 144A 5.474% (SOFR + 1.60%) 7/25/45 #, •	640,000	642,202
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2023-HQA3 A1 144A 5.724% (SOFR + 1.85%) 11/25/43 #, •	1,478,544	1,491,940
Series 2024-DNA3 M1 144A 4.874% (SOFR + 1.00%) 10/25/44 #, •	15,754	15,749
Series 2025-DNA1 M2 144A 5.224% (SOFR + 1.35%) 1/25/45 #, •	2,360,000	2,360,006
Series 2025-DNA2 M1 144A 5.074% (SOFR + 1.20%) 5/25/45 #, •	2,217,836	2,217,100
Series 2025-DNA3 M2 144A 5.374% (SOFR + 1.50%) 9/25/45 #, •	630,000	631,680

OBX Trust Series 2023-NQM8 A1 144A 7.045% 9/25/63 #, φ	1,329,014	1,342,341
Verus Securitization Trust Series 2023-6 A1 144A 6.665% 9/25/68 #, φ	2,787,706	2,810,500
Total Non-Agency Collateralized Mortgage Obligations (cost $16,478,351)		16,545,476

	Principalamount°	Value (US $)

Sovereign Bonds — 0.12%Δ
Dominican Republic — 0.03%
Dominican Republic International Bond 144A 4.50% 1/30/30 #	200,000	$ 195,800
		195,800
Mexico — 0.04%
Eagle Funding Luxco 144A 5.50% 8/17/30 #	250,000	254,960
		254,960
Poland — 0.02%
Republic of Poland Government International Bonds 4.875% 2/12/30	150,000	154,673
		154,673
Serbia — 0.03%
Serbia International Bond 144A 2.125% 12/1/30 #	200,000	175,127
		175,127
Total Sovereign Bonds (cost $747,523)		780,560

Supranational Banks — 0.03%
Africa Finance 144A 5.55% 10/8/29 #	200,000	205,466
Total Supranational Banks (cost $200,000)		205,466

US Treasury Obligations — 47.72%
US Treasury Notes
3.375% 9/15/28	9,645,000	9,606,570
3.50% 10/15/28	83,130,000	83,055,316
3.50% 11/15/28	57,225,000	57,169,114
3.50% 11/30/30	10,225,000	10,123,549
3.625% 8/31/27	97,970,000	98,195,792
3.625% 10/31/30	11,725,000	11,677,367
3.625% 12/31/30	30,380,000	30,236,406
3.75% 12/31/28	13,245,000	13,322,348
Total US Treasury Obligations (cost $313,327,122)		313,386,462

Schedule of investments
Nomura Limited-Term Diversified Income Fund
	Number of shares	Value (US $)
Short-Term Investments — 0.18%
Money Market Mutual Funds — 0.18%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.65%)	300,000	$ 300,000
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.67%)	300,000	300,000
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.68%)	300,000	300,000
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.69%)	300,000	300,000
Total Short-Term Investments (cost $1,200,000)		1,200,000
Total Value of Securities—98.59% (cost $644,965,745)		647,453,022

Receivables and Other Assets Net of Liabilities—1.41%		9,258,919
Net Assets Applicable to 82,698,993 Shares Outstanding—100.00%		$656,711,941
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at December 31, 2025.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of Rule 144A securities was $155,897,193, which represents 23.74% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
φ	Step coupon bond. Stated rate in effect at December 31, 2025 through maturity date.
Δ	Securities have been classified by country of risk.
The following futures contracts were outstanding at December 31, 2025:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 2 yr Notes
848	$177,053,125	$177,167,760	3/31/26	$—	$(114,635)	$(59,625)
Short Contracts:
US Treasury 5 yr Notes
(794)	(86,787,924)	(86,984,132)	3/31/26	196,208	—	—
US Treasury 10 yr Ultra Notes
(19)	(2,185,297)	(2,200,241)	3/20/26	14,944	—	3,562
US Treasury Long Bonds
(21)	(2,427,468)	(2,461,971)	3/20/26	34,503	—	4,594
		(91,646,344)		245,655	—	8,156
Total Futures Contracts		$85,521,416		$245,655	$(114,635)	$(51,469)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
[1]	See Note 9 in “Notes to financial statements.”
Summary of abbreviations:
AD – Akcionarsko Drustvo
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre

Schedule of investments
Nomura Limited-Term Diversified Income Fund
Summary of abbreviations: (continued)
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
JSC – Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SAOG – Societe Anonyme Onamaise Generale
SOFR – Secured Overnight Financing Rate
TSFR03M – 3 Month Term Secured Overnight Financing Rate
yr – Year
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Nomura Limited-Term Diversified Income Fund	December 31, 2025
Assets:
Investments, at value*	$647,453,022
Foreign currencies, at valueΔ	3,362
Cash	734,738
Cash collateral due from broker	1,355,294
Receivable for fund shares sold	4,733,827
Dividends and interest receivable	4,623,260
Prepaid expenses	58,464
Other assets	13,529
Total Assets	658,975,496
Liabilities:
Payable for fund shares redeemed	1,636,290
Other accrued expenses	353,356
Investment management fees payable to affiliates	104,813
Distribution fees payable to affiliates	81,929
Variation margin due to broker on futures contracts	51,469
Distribution payable	27,747
Dividend disbursing and transfer agent fees and expenses payable to affiliates	3,895
Accounting and administration expenses payable to affiliates	2,910
Legal fees payable to affiliates	1,146
Total Liabilities	2,263,555
Total Net Assets	$656,711,941

Net Assets Consist of:
Paid-in capital	$842,912,540
Total distributable earnings (loss)	(186,200,599)
Total Net Assets	$656,711,941

Statement of assets and liabilities
Nomura Limited-Term Diversified Income Fund

Net Asset Value

Class A:
Net assets	$361,364,665
Shares of beneficial interest outstanding, unlimited authorization, no par	45,503,267
Net asset value per share	$7.94
Sales charge	2.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.16

Class C:
Net assets	$5,983,175
Shares of beneficial interest outstanding, unlimited authorization, no par	753,987
Net asset value per share	$7.94

Class R:
Net assets	$1,145,725
Shares of beneficial interest outstanding, unlimited authorization, no par	144,270
Net asset value per share	$7.94

Institutional Class:
Net assets	$277,522,435
Shares of beneficial interest outstanding, unlimited authorization, no par	34,950,152
Net asset value per share	$7.94

Class R6:
Net assets	$10,695,941
Shares of beneficial interest outstanding, unlimited authorization, no par	1,347,317
Net asset value per share	$7.94
*Investments, at cost	$644,965,745
ΔForeign currencies, at cost	3,370
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Nomura Limited-Term Diversified Income Fund	Year ended December 31, 2025
Investment Income:
Interest	$30,235,990
Dividends	853,316
31,089,306

Expenses:
Management fees	3,412,646
Distribution expenses — Class A	944,115
Distribution expenses — Class C	71,045
Distribution expenses — Class R	5,182
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	717,425
Accounting and administration expenses	135,741
Registration fees	109,187
Reports and statements to shareholders expenses	109,105
Legal fees	94,308
Audit and tax fees	56,876
Trustees’ fees	35,569
Custodian fees	12,793
Other	96,467
5,800,459
Less expenses waived	(2,078,479)
Less expenses paid indirectly	(14,886)
Total operating expenses	3,707,094
Net Investment Income (Loss)	27,382,212

Statement of operations
Nomura Limited-Term Diversified Income Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$3,847,445
Futures contracts	(1,874,964)
Swap contracts	137,493
Net realized gain (loss)	2,109,974

Net change in unrealized appreciation (depreciation) on:
Investments	5,636,117
Foreign currencies	7,549
Futures contracts	144,531
Net change in unrealized appreciation (depreciation)	5,788,197
Net Realized and Unrealized Gain (Loss)	7,898,171
Net Increase (Decrease) in Net Assets Resulting from Operations	$35,280,383
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura Limited-Term Diversified Income Fund
	Year ended
	12/31/25	12/31/24
Increase in Net Assets from Operations:
Net investment income (loss)	$27,382,212	$31,547,514
Net realized gain (loss)	2,109,974	974,906[1]
Net increase from payment by affiliates	—	582,695[2]
Net change in unrealized appreciation (depreciation)	5,788,197	3,794,412
Net increase (decrease) in net assets resulting from operations	35,280,383	36,899,527

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(15,063,199)	(16,478,280)
Class C	(229,844)	(306,187)
Class R	(38,721)	(38,968)
Institutional Class	(12,266,377)	(14,858,716)
Class R6	(729,187)	(967,293)
	(28,327,328)	(32,649,444)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	57,250,343	66,163,510[3]
Class C	1,097,736	948,111[3]
Class R	126,452	80,177[3]
Institutional Class	75,875,241	137,644,910[3]
Class R6	4,261,148	6,391,396[3]

Net assets from reorganization:[4]
Class A	—	41,291,534
Class C	—	418,852
Institutional Class	—	38,761,886
Class R6	—	374,627

Statements of changes in net assets
Nomura Limited-Term Diversified Income Fund
	Year ended
	12/31/25	12/31/24
Capital Share Transactions (See Note 6) (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$14,749,540	$15,945,513
Class C	224,052	299,284
Class R	38,430	38,518
Institutional Class	12,110,226	14,249,098
Class R6	711,984	966,760
	166,445,152	323,574,176
Cost of shares redeemed:
Class A	(112,863,011)	(157,439,211)
Class C	(3,696,458)	(5,108,519)
Class R	(4,151)	(242,453)
Institutional Class	(120,598,788)	(218,456,348)
Class R6	(16,241,680)	(8,494,869)
	(253,404,088)	(389,741,400)
Decrease in net assets derived from capital share transactions	(86,958,936)	(66,167,224)
Net Decrease in Net Assets	(80,005,881)	(61,917,141)

Net Assets:
Beginning of year	736,717,822	798,634,963
End of year	$656,711,941	$736,717,822
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in "Notes to financial statements."
[3]	Amount includes capital contribution by affiliates. See Note 2 in “Notes to financial statements.”
[4]	See Note 7 in "Notes to financial statements."
See accompanying notes, which are an integral part of the financial statements.

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Financial highlights
Nomura Limited-Term Diversified Income Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Capital contribution by affiliates

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Includes payment by affiliates and capital contribution by affiliates, which impact the total return by 0.13%. See Note 2 in "Notes to financial statements."
[3]	Amount is less than $(0.005) per share.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Includes non-recurring expenses of 0.01% for the year ended December 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Year ended
12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
$7.86	$7.83	$7.71	$8.25	$8.44

0.30	0.30	0.26	0.13	0.07
0.10	0.03	0.12	(0.48)	(0.11)
—	0.01[2]	—	—	—
0.40	0.34	0.38	(0.35)	(0.04)

(0.32)	(0.31)	(0.26)	(0.19)	(0.15)
—	—	—	—	— [3]
(0.32)	(0.31)	(0.26)	(0.19)	(0.15)

—	—[2,4]	—	—	—

$7.94	$7.86	$7.83	$7.71	$8.25

5.11%	4.39%[2]	5.08%	(4.26%)	(0.45%)

$361,365	$398,429	$430,219	$216,299	$260,162
0.64%	0.65%[7]	0.61%	0.53%	0.54%
0.94%	0.96%[7]	0.95%	0.96%	0.95%
3.85%	3.78%	3.31%	1.71%	0.89%
3.55%	3.47%	2.97%	1.28%	0.48%
233%	157%	116%	110%	205%

Financial highlights
Nomura Limited-Term Diversified Income Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Capital contribution by affiliates

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Includes payment by affiliates and capital contribution by affiliates, which impact the total return by 0.13%. See Note 2 in "Notes to financial statements."
[3]	Amount is less than $(0.005) per share.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Includes non-recurring expenses of 0.01% for the year ended December 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Year ended
12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
$7.86	$7.82	$7.70	$8.24	$8.44

0.25	0.24	0.19	0.07	—
0.09	0.04	0.13	(0.49)	(0.12)
—	0.01[2]	—	—	—
0.34	0.29	0.32	(0.42)	(0.12)

(0.26)	(0.25)	(0.20)	(0.12)	(0.08)
—	—	—	—	— [3]
(0.26)	(0.25)	(0.20)	(0.12)	(0.08)

—	—[2,4]	—	—	—

$7.94	$7.86	$7.82	$7.70	$8.24

4.33%	3.74%[2]	4.27%	(5.08%)	(1.41%)

$5,983	$8,286	$11,692	$9,339	$11,355
1.39%	1.40%[7]	1.39%	1.38%	1.39%
1.69%	1.71%[7]	1.70%	1.71%	1.70%
3.10%	3.03%	2.53%	0.86%	0.04%
2.80%	2.72%	2.22%	0.53%	(0.27%)
233%	157%	116%	110%	205%

Financial highlights
Nomura Limited-Term Diversified Income Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Capital contribution by affiliates

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Includes payment by affiliates and capital contribution by affiliates, which impact the total return by 0.13%. See Note 2 in "Notes to financial statements."
[3]	Amount is less than $(0.005) per share.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Includes non-recurring expenses of 0.01% for the year ended December 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Year ended
12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
$7.86	$7.82	$7.71	$8.25	$8.44

0.28	0.28	0.23	0.11	0.04
0.10	0.04	0.12	(0.49)	(0.11)
—	0.01[2]	—	—	—
0.38	0.33	0.35	(0.38)	(0.07)

(0.30)	(0.29)	(0.24)	(0.16)	(0.12)
—	—	—	—	— [3]
(0.30)	(0.29)	(0.24)	(0.16)	(0.12)

—	—[2,4]	—	—	—

$7.94	$7.86	$7.82	$7.71	$8.25

4.86%	4.26%[2]	4.65%	(4.59%)	(0.80%)

$1,146	$975	$1,093	$743	$843
0.89%	0.90%[7]	0.89%	0.88%	0.89%
1.19%	1.21%[7]	1.20%	1.21%	1.20%
3.60%	3.53%	3.03%	1.36%	0.54%
3.30%	3.22%	2.72%	1.03%	0.23%
233%	157%	116%	110%	205%

Financial highlights
Nomura Limited-Term Diversified Income Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Capital contribution by affiliates

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Includes payment by affiliates and capital contribution by affiliates, which impact the total return by 0.13%. See Note 2 in "Notes to financial statements."
[3]	Amount is less than $(0.005) per share.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Includes non-recurring expenses of 0.01% for the year ended December 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Year ended
12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
$7.86	$7.83	$7.71	$8.25	$8.44

0.32	0.32	0.27	0.15	0.09
0.10	0.03	0.13	(0.49)	(0.12)
—	0.01[2]	—	—	—
0.42	0.36	0.40	(0.34)	(0.03)

(0.34)	(0.33)	(0.28)	(0.20)	(0.16)
—	—	—	—	— [3]
(0.34)	(0.33)	(0.28)	(0.20)	(0.16)

—	—[2,4]	—	—	—

$7.94	$7.86	$7.83	$7.71	$8.25

5.38%	4.65%[2]	5.31%	(4.12%)	(0.30%)

$277,522	$307,248	$333,210	$199,497	$213,457
0.39%	0.40%[7]	0.39%	0.38%	0.39%
0.69%	0.71%[7]	0.70%	0.71%	0.70%
4.10%	4.03%	3.53%	1.86%	1.04%
3.80%	3.72%	3.22%	1.53%	0.73%
233%	157%	116%	110%	205%

Financial highlights
Nomura Limited-Term Diversified Income Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Capital contribution by affiliates

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Includes payment by affiliates and capital contribution by affiliates, which impact the total return by 0.13%. See Note 2 in "Notes to financial statements."
[3]	Amount is less than $(0.005) per share.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Includes non-recurring expenses of 0.01% for the year ended December 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Year ended
12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
$7.86	$7.82	$7.70	$8.24	$8.44

0.33	0.32	0.28	0.15	0.09
0.09	0.04	0.13	(0.48)	(0.12)
—	0.01[2]	—	—	—
0.42	0.37	0.41	(0.33)	(0.03)

(0.34)	(0.33)	(0.29)	(0.21)	(0.17)
—	—	—	—	—[3]
(0.34)	(0.33)	(0.29)	(0.21)	(0.17)

—	—[2,4]	—	—	—

$7.94	$7.86	$7.82	$7.70	$8.24

5.47%	4.86%[2]	5.37%	(4.06%)	(0.36%)

$10,696	$21,780	$22,421	$4,900	$5,923
0.31%	0.33%[7]	0.32%	0.32%	0.32%
0.61%	0.62%[7]	0.65%	0.65%	0.63%
4.17%	4.10%	3.60%	1.92%	1.10%
3.87%	3.81%	3.27%	1.59%	0.79%
233%	157%	116%	110%	205%

Notes to financial statements
Nomura Limited-Term Diversified Income Fund	December 31, 2025
Delaware Group® Limited-Term Government Funds (Trust) is organized as a Delaware statutory trust and offers two series: Nomura Limited-Term Diversified Income Fund (formerly, Macquarie Limited-Term Diversified Income Fund through November 30, 2025) and Nomura Tax-Free Oregon Fund (formerly, Macquarie Tax-Free Oregon Fund through November 30, 2025). These financial statements and the related notes pertain to Nomura Limited-Term Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation —  Fixed income securities and credit default swap (CDS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security and CDS contracts valuations are then reviewed by DMC as part of its duties as the Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies, other than exchange-traded funds (ETFs), are valued at their published net asset value (NAV). For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended December 31, 2025, and for all open tax years (years ended December 31, 2022–December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting —  Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various

Notes to financial statements
Nomura Limited-Term Diversified Income Fund
1. Significant Accounting Policies (continued)
classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
To Be Announced Trades (TBA) — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery. No TBA transactions were outstanding at December 31, 2025.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.

Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund’s Chief Executive Officer and Chief Financial Officer act as the Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that

Notes to financial statements
Nomura Limited-Term Diversified Income Fund
1. Significant Accounting Policies (continued)
the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statements note disclosures only, and did not affect the Fund’s financial position or the results of its operations.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended December 31, 2025, the Fund earned $12,665 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended December 31, 2025, the Fund earned $2,221 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion. Prior to December 1, 2025 (Closing Date), NIMBT was named Macquarie Investment Management Business Trust (MIMBT).
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.39% of the Fund’s Class A, Class C, Class R, and Institutional Class shares’ average daily net assets from January 1, 2025 through April 30, 2026 and 0.30% of the Fund’s Class R6 shares’ average daily net assets from May 1, 2025 through April 30, 2026. Prior to May 1, 2025, DMC contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses in order to prevent total annual fund operating expenses from exceeding 0.32% of the Fund’s Class R6 shares’

average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from January 1, 2025 (except as noted) through April 30, 2026, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class	Class R6
0.64%	1.39%	0.89%	0.39%	0.30%*
*	Effective May 1, 2025. Prior to May 1, 2025, the amount for Class R6 shares was 0.32%.
Prior to the Closing Date, DMC entered into Sub-Advisory Agreements on behalf of the Fund with Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited and Macquarie Investment Management Global Limited, each of which was an affiliate of DMC (each, a Prior Affiliated Sub-Advisor). Pursuant to the terms of the relevant Sub-Advisory Agreement, the investment sub-advisory fee was paid by DMC to each Prior Affiliated Sub-Advisor based on the extent to which a Prior Affiliated Sub-Advisor provided services to the Fund. As of the Closing Date, each Prior Affiliated Sub-Advisor no longer served as a sub-advisor to the Fund.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended December 31, 2025, the Fund paid $35,473 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Nomura Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Nomura Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the year ended December 31, 2025, the Fund

Notes to financial statements
Nomura Limited-Term Diversified Income Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
paid $47,602 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the year ended December 31, 2025, the Fund paid $12,378 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the year ended December 31, 2025, DDLP earned $12,818 for commissions on sales of the Fund’s Class A shares. For the year ended December 31, 2025, DDLP received gross CDSC commissions of $1,589 and $1,035 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
On September 19, 2024, MIMBT (renamed NIMBT on the Closing Date), of which DMC is a series, entered into a settlement agreement with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact DMC's ability to continue to provide services to the Fund. In connection with the findings in the Settlement Order, MIMBT made a payment to the Fund on October 25, 2024, in the amount of $1,089,375. An amount of

$582,695 is included on the “Statements of changes in net assets" under “Net increase from payment by affiliates” and an amount of $506,680 is included under “Proceeds from shares sold.”
As of the Closing Date, Nomura Holding America Inc. completed the acquisition of Macquarie Asset Management's US and European public investments business. The closing of this transaction resulted in the automatic termination of the Fund's investment advisory agreement with DMC and any sub-advisory agreement, as applicable. At a special shareholder meeting held on October 16, 2025, Fund shareholders approved a new investment advisory agreement for the Fund. On the Closing Date, the new investment advisory agreement, any applicable sub-advisory agreement, and the Fund's name change to Nomura Limited-Term Diversified Income Fund went effective.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than US government securities	$188,954,231
Purchases of US government securities	1,393,295,115
Sales other than US government securities	361,616,154
Sales of US government securities	1,314,860,531
The tax cost of investments and derivatives includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$645,727,948
Aggregate unrealized appreciation of investments and derivatives	$2,792,716
Aggregate unrealized depreciation of investments and derivatives	(936,622)
Net unrealized appreciation of investments and derivatives	$1,856,094
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s

Notes to financial statements
Nomura Limited-Term Diversified Income Fund
3. Investments (continued)
investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$4,290,224	$4,290,224
Agency Commercial Mortgage-Backed Securities	—	10,627,357	10,627,357
Agency Mortgage-Backed Securities	—	46,040,972	46,040,972
Collateralized Loan Obligations	—	37,810,162	37,810,162
Corporate Bonds	—	110,852,547	110,852,547
Government Agency Obligations	—	3,044,886	3,044,886
Non-Agency Asset-Backed Securities	—	102,668,910	102,668,910
Non-Agency Collateralized Mortgage Obligations	—	16,545,476	16,545,476
Sovereign Bonds	—	780,560	780,560
Supranational Banks	—	205,466	205,466

	Level 1	Level 2	Total
US Treasury Obligations	$—	$313,386,462	$313,386,462
Short-Term Investments	1,200,000	—	1,200,000
Total Value of Securities	$1,200,000	$646,253,022	$647,453,022

Derivatives[1]
Assets:
Futures Contracts	$245,655	$—	$245,655

Liabilities:
Futures Contracts	$(114,635)	$—	$(114,635)

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.
During the year ended December 31, 2025, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. As of December 31, 2025, there were no Level 3 investments.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year ended
	12/31/25	12/31/24*
Ordinary income	$28,327,328	$32,501,108
*	In conjunction with the Reorganization between the Delaware Ivy Limited-Term Bond Fund and the Fund on September 13, 2023, the Delaware Ivy Limited-Term Bond Fund inadvertently failed to distribute to its respective shareholders sufficient net capital gains for the taxable year ending on the Reorganization date as required by the Subchapter M of the Internal Revenue Code. In order to meet the distribution requirements under Subchapter M to maintain “RIC” status, the Fund paid a “deficiency dividend” as described in Section 860(f) of the Internal Revenue Code, in the amount of $148,336.

Notes to financial statements
Nomura Limited-Term Diversified Income Fund
5. Components of Net Assets on a Tax Basis
As of December 31, 2025, the components of net assets on a tax basis were as follows:
Paid-in capital	$842,912,540
Undistributed ordinary income	1,347,286
Capital loss carryforwards	(189,312,957)
Other temporary differences	(95,859)
Unrealized appreciation (depreciation) of investments	1,860,931
Net assets	$656,711,941
Differences between components of net assets unrealized and tax cost unrealized may arise due to unrealized appreciation/depreciation on foreign currency.
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, and tax treatment of market discount and premium on debt instruments.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of earnings and profits distributed to shareholders on the redemption of shares. For the year ended December 31, 2025, the adjustments were to decrease paid-in-capital and increase total distributable earnings (loss) by $1.
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2025, the Fund has capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character*
Short-term	Long-term	Total
$ 58,913,824	$130,399,133	$ 189,312,957
* A portion of the Fund's capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
6. Capital Shares
Transactions in capital shares were as follows:
	Year ended
	12/31/25	12/31/24
Shares sold:
Class A	7,235,529	8,428,483
Class C	139,130	120,164
Class R	15,944	10,174
Institutional Class	9,591,921	17,562,965
Class R6	539,368	817,216

	Year ended
	12/31/25	12/31/24

Shares from reorganization:[1]
Class A	—	5,334,824
Class C	—	54,115
Institutional Class	—	5,007,996
Class R6	—	48,401

Shares issued upon reinvestment of dividends and distributions:
Class A	1,863,266	2,034,662
Class C	28,326	38,240
Class R	4,854	4,917
Institutional Class	1,529,975	1,819,088
Class R6	90,023	123,470
	21,038,336	41,404,715

Shares redeemed:
Class A	(14,267,977)	(20,100,284)
Class C	(468,144)	(653,120)
Class R	(524)	(30,770)
Institutional Class	(15,254,605)	(27,888,199)
Class R6	(2,053,248)	(1,085,388)
	(32,044,498)	(49,757,761)
Net decrease	(11,006,162)	(8,353,046)
[1]	See Note 7.
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the previous page and on the “Statements of changes in net assets.” For the years ended December 31, 2025 and 2024, the Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Year ended
12/31/25	6,826	2,504	10,940	2,577	6,826	10,867	$160,060
12/31/24	57,272	5,863	15,119	15,265	57,289	5,728	610,898
7. Reorganization
On January 16, 2024, the Board approved a proposal to reorganize Delaware Ivy Government Securities Fund (the "Acquired Fund"), a series of Ivy Funds, with and into the Fund (the “Acquiring Fund”), a series of the Trust (the “Reorganization”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, and assets of Acquired Fund were

Notes to financial statements
Nomura Limited-Term Diversified Income Fund
7. Reorganization (continued)
acquired by the Acquiring Fund and (ii) the Trust, on behalf of Acquiring Fund, assumed the liabilities of Acquired Fund, in exchange for shares of the Acquiring Fund. In accordance with the Plan, the Acquired Fund liquidated and dissolved following the Reorganization. In approving the Reorganization, the Board considered various factors, including that the Acquiring Fund and the Acquired Fund share similar investment objectives, principal investment strategies and principal risks, and materially identical fundamental investment restrictions and that the Acquiring Fund's overall total expense ratio is expected to be equal to or lower than the corresponding Acquired Fund's total expense ratio following the Reorganization taking into account applicable expense limitation arrangements. The Reorganization was accomplished by a tax-free exchange of shares on April 26, 2024 for Reorganization. For financial reporting purposes, assets received and shares issued by Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the Reorganization date were as follows:
	Acquired Fund Net Assets	Acquired Fund Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
Class A	$41,291,534	8,956,949	5,334,824	$393,285,953	0.5956
Class C	418,852	90,857	54,115	9,755,573	0.5956
Class R	—	—	—	1,092,828	—
Class I/ Institutional Class	38,761,886	8,408,218	5,007,996	356,847,243	0.5956
Class R6	374,627	81,264	48,401	23,042,422	0.5956
The net assets of the Acquired Fund before the Reorganization were $81,016,171. The Acquired Fund net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Reorganization. The net assets of the Acquiring Fund immediately following the Reorganization were $864,870,918.
Assuming the Reorganization had been completed on January 1, 2024, the Acquiring Fund’s pro forma results of operations for the year ended December 31, 2024, would have been as follows:
Net investment income	$32,950,025
Net realized loss on investments	(2,768,501)
Net change in unrealized appreciation (depreciation)	2,225,117
Net increase in net assets resulting from operations	$32,406,641

8. Line of Credit
The Fund, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year then ended.
9. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Futures Contracts —  A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At December 31, 2025, the Fund posted $1,355,294 in cash as collateral for open futures contracts, which is included in “Cash collateral due from broker” on the “Statement of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedule of investments.”

Notes to financial statements
Nomura Limited-Term Diversified Income Fund
9. Derivatives (continued)
During the year ended December 31, 2025, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap contracts are bilaterally negotiated agreements between the Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the year ended December 31, 2025, the Fund entered into CDS contracts as a seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the year ended December 31, 2025, the Fund did not enter into any CDS contracts as a purchaser of protection.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by

(1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty. No CDS contracts were outstanding at December 31, 2025.
During the year ended December 31, 2025, the Fund entered into CDS contracts to gain exposure to certain securities or markets.
Fair values of derivative instruments as of December 31, 2025 were as follows:
Asset Derivatives Fair Value
Statement of assets and liabilities location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$245,655
Liability Derivatives Fair Value
Statement of assets and liabilities location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$(114,635)
*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025. Only current day variation margin is reported on the “Statement of assets and liabilities.”
The effect of derivative instruments on the “Statement of operations” for the year ended December 31, 2025 was as follows:
	Net Realized Gain (Loss) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$(1,874,964)	$—	$(1,874,964)
Credit contracts	—	137,493	137,493
Total	$(1,874,964)	$137,493	$(1,737,471)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures Contracts
Interest rate contracts	$144,531

Notes to financial statements
Nomura Limited-Term Diversified Income Fund
9. Derivatives (continued)
The table below summarizes the average daily balance of derivative holdings by the Fund during the year ended December 31, 2025:
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional amount)	$173,782,907	$68,978,704
CDS contracts (average notional amount)*	—	1,628,571
* Long represents buying protection and short represents selling protection.
10. Securities Lending
The Fund, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the year ended December 31, 2025, the Fund had no securities out on loan.
11. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available

Notes to financial statements
Nomura Limited-Term Diversified Income Fund
11. Credit and Market Risks (continued)
for acquisition or disposition by the Fund. In addition, recent trade tensions and the imposition of tariffs may disrupt markets and lead to heightened market volatility.
The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC or Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the Fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, the Fund could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, the Fund’s investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statement of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
12. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
13. Recent Accounting Pronouncements
The Fund adopted FASB Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Taxes Disclosures as of December 31, 2025. ASU 2023-09 requires public business entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid

Notes to financial statements
Nomura Limited-Term Diversified Income Fund
13. Recent Accounting Pronouncements (continued)
disaggregated by jurisdiction if material. Because the Fund does not pay a material amount of income taxes, there was not a significant impact to the income tax disclosures.
14. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2025, that would require recognition or disclosure in the Fund’s financial statements.

Report of independent registered public accounting firm
To the Board of Trustees of Delaware Group Limited-Term Government Funds and Shareholders of Nomura Limited-Term Diversified Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nomura Limited-Term Diversified Income Fund (one of the funds constituting Delaware Group Limited-Term Government Funds, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agents and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 27, 2026
We have served as the auditor of one or more Nomura investment companies since 2010.

Other Fund information (Unaudited)
Nomura Limited-Term Diversified Income Fund
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended December 31, 2025, the Fund reports distributions paid during the year as follows:
(A) Ordinary Income Distributions (Tax Basis)	100.00%

(A) is based on a percentage of the Fund’s total distributions.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Proxy Results
At a special shareholder meeting held on October 16, 2025, Nomura Limited-Term Diversified Income Fund shareholders approved a new investment advisory agreement. The results of the voting at the meeting were as follows:
For	Against	Abstain
39,348,164	1,161,628	5,684,073
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.

Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 12-14, 2025
At a meeting held on August 12-14, 2025 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Nomura (formerly, Macquarie) Limited-Term Diversified Income Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (“DMC”) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) and Macquarie Investment Management Europe Limited (“MIMEL”) (together, the “Affiliated Sub-Advisers”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2025, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

Other Fund information (Unaudited)
Nomura Limited-Term Diversified Income Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 12-14, 2025 (continued)
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio managers. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Fund’s portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.
The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and individuals, and enhancements to existing processes and testing as discussed further below). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd., the parent company of DMC, regarding its U.S. mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex. Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Fund’s prospectus, summary prospectus, statement of additional information, shareholder reports, and other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the proposed acquisition by Nomura Holding America, Inc. (“Nomura”) of the US and European public investments business of Macquarie Asset Management, including DMC (the “MAM Business”). The Board considered information from DMC and Nomura regarding the transaction, as well as the approvals made by the Board, at a special board meeting held on June 18, 2025 that, among other things, authorized management to seek shareholder approval of new advisory agreements for the Fund complex with DMC that if approved by shareholders, would become effective upon the closing of the transaction. The Board noted the anticipated benefits to shareholders of the change in ownership of the MAM

Business, including the resources available to DMC when it becomes part of Nomura’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted the changes that would occur with respect to the Affiliated Sub-Advisers following the closing of the Transaction, including whether and how such sub-advisers would continue to provide investment services to the Fund. The Board took into account that the Sub-Advisory Agreements may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
Based on this information, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided until the closing of the transaction) to the Fund by DMC and the Affiliated Sub-Advisers.
Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting, and reports provided by JDL throughout the year. The Broadridge reports prepared for the Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2024.
The Performance Universe for the Fund consisted of the Fund and all retail and institutional short-intermediate investment-grade debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was in the second quartile of its Performance Universe and for the 3-year period was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods.

Other Fund information (Unaudited)
Nomura Limited-Term Diversified Income Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 12-14, 2025 (continued)
Comparative expenses. The Board received and considered expense data for the Fund. DMC provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Universe”). The Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Universe and all other similar funds with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers. In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Universe were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with the Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that, as of March 31, 2025, the Fund’s net assets exceeded its first breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations. These potentially include procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the representations of

Other Fund information (Unaudited)
Nomura Limited-Term Diversified Income Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 12-14, 2025 (continued)
DMC and Nomura, the Board did not find that any ancillary benefits received, or likely to be received in the near future, by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.
Board Considerations in Approving the Proposed New Investment Advisory Agreements
At its June 2025 Meeting, the Board, including its Independent Trustees, considered and unanimously approved the proposed New Investment Advisory Agreements between the Trusts, on behalf of each of their Funds, and DMC. The Board also approved the New Sub-Advisory Agreements for the Funds, as applicable, that will become effective after the Closing or Split Closing, as applicable. In addition, the Board approved interim advisory and interim sub-advisory agreements (together the “Interim Advisory Agreements” and together with the New Investment Advisory Agreements and New Sub-Advisory Agreements, the “Proposed Advisory Agreements”). The Interim Advisory Agreements will take effect in the event that shareholders did not approve of one or more of the New Investment Advisory Agreements by the time of the Closing. The Board also determined to recommend that Fund shareholders approve the proposed New Investment Advisory Agreements. As part of their evaluation, the Board’s Independent Trustees reviewed material supporting the approval of the Proposed Advisory Agreements in executive sessions with its independent legal counsel both with and without representatives of management. Such material included responses provided by DMC and Nomura to an extensive initial questionnaire and a subsequent memorandum with questions relating to the Transaction and the impact on the Funds, as well as governance, compliance, investment and operational matters.
Background for the Board Approvals. At the June 2025 Meeting, representatives of DMC and Nomura met with the Board to discuss the Transaction. The Independent Trustees were advised that the Transaction, if completed, would constitute a Change of Control Event and result in the termination of the Current Investment Advisory Agreements. The Independent Trustees were also advised that it was proposed that DMC would continue to serve as the investment adviser to each Fund after the Closing and that the Board would be asked to consider approval of the terms and conditions of the proposed New Investment Advisory Agreements with DMC and thereafter to submit the proposed New Investment Advisory Agreements to the Funds’ shareholders for approval.
At the June 2025 Meeting, the Board, including a majority of the Independent Trustees, reviewed and approved the Proposed Advisory Agreements, including the New Investment Advisory

Agreements, which are still subject to shareholder approval. The Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
The Board, together with independent legal counsel to the Independent Trustees and Fund counsel, met with representatives of DMC and Nomura to discuss the Transaction. In addition, management of DMC and certain Independent Trustees met in person or virtually on several other occasions preceding the June 2025 Meeting. At these meetings, the Transaction and future plans for DMC and the Funds were discussed at length. Finally, the Independent Trustees consulted with their independent legal counsel in executive sessions during the time period covered by the negotiation of the Transaction and discussed, among other things, the legal standards applicable to their review of the Proposed Advisory Agreements and certain other contracts and considerations relevant to their deliberations on whether to approve the Proposed Advisory Agreements.
At the in-person and virtual meetings with DMC management and with key Nomura representatives, the Trustees discussed the Transaction. The meetings included discussions of the strategic rationale for the Transaction and Nomura’s general plans and intentions regarding the Funds and DMC. On these occasions, representatives of DMC and Nomura made presentations to, and responded to questions from, the Trustees. The Board also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of DMC in connection with the Transaction, and Nomura’s role with respect to DMC Management.
In connection with the Trustees’ review of the Proposed Advisory Agreements, DMC and/or Nomura emphasized that:
•They expected that there will be no adverse changes as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services;
•No material changes in personnel or operations are currently contemplated in the operation of DMC under Nomura as a result of the Transaction (with the exception of the US leveraged credit team, as indicated below);
•There would not be any changes in the investment objectives or strategies of the Funds as a result of the Transaction;
•Nomura has no present intention to cause DMC to alter the contractual expense limitations and reimbursements currently in effect for the Funds; and
•Under the Purchase Agreement, Nomura has agreed to, and to cause its affiliates to, use commercially reasonable efforts after Closing to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as Independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the Closing.
The Board considered that management proposed that the Board approve the Proposed Advisory Agreements because, upon the Closing, the Current Investment Advisory Agreements

Other Fund information (Unaudited)
Nomura Limited-Term Diversified Income Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements
(continued)
and the current sub-advisory agreements (the “Current Sub-Advisory Agreements”) would automatically terminate in accordance with their terms and applicable regulations. The Board further considered that management proposed that the Board approve the Interim Advisory Agreements so that, if the Transaction closes before a Fund receives the requisite shareholder approval of its New Investment Advisory Agreement, an Interim Advisory Agreement would permit continuity of the management of the Fund while it continued to solicit the requisite shareholder approval of the New Investment Advisory Agreement. The Board reviewed and also considered the forms of the Proposed Advisory Agreements, noting that the terms and conditions of each such agreement were substantially identical to the terms and conditions of the Current Investment Advisory Agreements or Current Sub-Advisory Agreements, except for the effective dates, duration and, with respect to the Interim Advisory Agreements, escrow provisions required by applicable law. The Board also considered the impact of a possible Split Closing and DMC’s representation that, if it occurs, it would not affect the day-to-day management of the applicable Funds. The Board noted that the New Investment Advisory Agreements would have an initial two-year term and that the Interim Advisory Agreements would be effective on an interim basis, as necessary upon the Closing, from its effective date until the earlier of (i) 150 calendar days from the effective date or such later date as may be consistent with the 1940 Act, rules and regulations thereunder or exemptive relief or interpretative position of the staff of the SEC; or (ii) the effective date of the applicable New Investment Advisory Agreement (“Interim Period”). The Interim Advisory Agreement may also be terminated on 10 days’ written notice by the Board. The Board further noted management’s representation that the approval of the Proposed Advisory Agreements would not result in any changes to the Funds’ investment objectives or strategies. The Board considered DMC’s and Nomura’s representations that there are no planned or anticipated material personnel changes as a result of the Transaction, with the exception of the US leveraged credit team where certain team members are expected to remain with Macquarie. The Board further considered DMC’s representation that the US leveraged credit team Funds will all be managed with the same investment objective and in the same style post-closing and DMC representing that it believes that there will be no reduction in the quality of advisory services to those Funds. Otherwise, the portfolio managers responsible for the day-to-day management of the Funds are expected to continue to manage the Funds and certain sub-adviser(s) are expected to continue to manage their respective sleeves of the Funds pursuant to New Sub-Advisory Agreements that would be substantially similar to the Current Sub-Advisory Agreements. The Board also noted management’s representation that the New Sub-Advisory Agreements would not require shareholder approval, and that management proposed that the Board approve the New Sub-Advisory Agreements pursuant to the Funds’ manager of managers exemptive relief. In addition, the Board also considered that, in connection with the Transaction, certain investment professionals at Macquarie-affiliated sub-advisers would be employed by Nomura advisory affiliates in the United Kingdom and Australia and would continue to manage the Funds they currently manage under participating affiliate arrangements.

Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements and New Sub-Advisory Agreements will be substantially similar to the Current Investment Advisory Agreements and Current Sub-Advisory Agreements, respectively, and they therefore considered the many reports furnished to them throughout 2024 and 2025 at regular Board meetings covering matters such as the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the Code of Ethics adopted throughout the Macquarie Funds complex; and the adherence to fair value pricing procedures as established by the Board. Further, and consistent with its continued oversight of these matters, the Board discussed with DMC and Nomura the impact of the Transaction on the remediation efforts and actions and specific initiatives being undertaken to enhance DMC’s compliance, risk, operational and portfolio management functions arising out of DMC’s previously announced settlement agreement with the SEC in September 2024.  The Board relied on commitments by DMC and Nomura that these remediation efforts and actions and specific initiatives would not be negatively affected by the Transaction and would continue through and following Closing.
Nomura and DMC indicated that they currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC (with the exception of the US leveraged credit team, as indicated above) or (ii) third parties providing operational services to the Funds, and stated that the nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements and New Sub-Advisory Agreements. The Board also considered that management of Nomura and Macquarie represented that there would  not be any “unfair burden”  imposed on any of the Funds for the first two years following the Closing as a result of the Transaction in accordance with Section 15(f) of the 1940 Act, and that they did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution, or other shareholder services) currently provided to the Funds and their shareholders. The Board noted, among other things, the contractual expense limitations or reimbursements currently in effect for certain Funds and Nomura’s acknowledgment of Macquarie’s intention to continue to comply with an expense limitation policy related to contractual fee waivers for certain Funds.
Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. The Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year and considered its review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in August 2024.
The Board also considered DMC’s representations that neither the Transaction, the New Investment Advisory Agreements nor the New Sub-Advisory Agreements would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Nomura did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance (with the exception of the US

Other Fund information (Unaudited)
Nomura Limited-Term Diversified Income Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements
(continued)
leveraged credit team), (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction, (iii) the Funds would not bear any Transaction-related expenses, and (iv) as indicated by Nomura and Macquarie, there was not expected to be any “unfair burden” imposed on the Funds as a result of the Transaction.
Comparative Expenses. At its August 2024 meeting, the Board evaluated expense comparison data for the Funds. At that meeting, DMC provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Board focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Broadridge as being similar to each Fund (the “Expense Group”). The Board placed significant emphasis on the Funds’ expenses in view of their importance to shareholders. The Board gave appropriate consideration to expense reports and discussions with DMC at Board meetings throughout the year and considered its prior review of expenses in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in August 2024.
The Board considered the representations of DMC and Nomura that neither the Transaction, the New Investment Advisory Agreements nor New Sub-Advisory Agreements would likely have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreements would remain the same, (ii) DMC had no current intention to change the  existing contractual expense limitations and reimbursement policy as a result of the Transaction, (iii) under the Purchase Agreement, Macquarie and Nomura would pay all reasonable costs related to the related proxy solicitation, and (iv) Nomura and Macquarie represented that, consistent with Section 15(f) of the 1940 Act, no “unfair burden” would be imposed on the Funds for the first two years after the Closing.
Management Profitability. At its August 2024 meeting, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its August 2024 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the Funds and the complex as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. At that meeting, the Board determined that the management fees charged under the Current Investment Advisory Agreements were reasonable in light of the services rendered and the level of profitability of DMC. Nomura advised the Board in June 2025 that it anticipated that management profitability would remain substantially the same following the Closing, noting that services and costs are expected to be the same.
The Board also requested and reviewed financial statements provided by Nomura for Nomura Holdings Inc., the parent of Nomura, for the purpose of evaluating Nomura’s ability to financially support DMC’s advisory business after the Closing and to seek to ensure that DMC can continue to provide services of a similar nature, extent, and quality to the Funds following the Closing as it has under the Current Investment Advisory Agreements.
Based on information provided by DMC and Nomura, the Board considered their representations that DMC would have sufficient financial resources following the Transaction to continue to provide the same level and quality of services to the Funds under the New Investment Advisory Agreements as is the case under the Current Investment Advisory Agreements. The Board also considered Nomura’s representation that it had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in DMC to the extent that Nomura determined it was appropriate.
Economies of Scale. The Board considered whether economies of scale would be realized by DMC as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Board took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. The Board also acknowledged Nomura’s statement that the Transaction would not by itself immediately provide additional economies of scale given Nomura’s limited presence in the US mutual fund market. Nonetheless, the Board considered that additional economies of scale could potentially be achieved in the future if DMC were owned by Nomura as a result of Nomura’s willingness to invest additional amounts in DMC if appropriate opportunities arise. The Board further considered that potential economies of scale could be achieved as a result of DMC’s potentially expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Nomura’s commitment to its global asset management business.
Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities. The Board also considered that Nomura and DMC may derive reputational, strategic, and other benefits from their association with the Funds, including, for Nomura and DMC, service relationships with DMC, DIFSC, and Delaware Distributors, L.P., and evaluated the extent to which DMC might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Funds and the potential benefits from allocation of Fund brokerage to improve trading efficiencies.
The Purchase Agreement. The Board considered the terms of the Purchase Agreement, including those related to Section 15(f) of the 1940 Act and that Macquarie and Nomura will bear the expenses related to the Funds’ proxy solicitation. At the June 2025 Meeting, the Board discussed the conditions to the Closing, including the requirements for obtaining consents to the change in control from DMC’s advisory clients, such as the Funds.
Board Review of Nomura. The Board reviewed detailed information supplied by Nomura about its operations. As previously noted, to consider DMC’s ability to continue to provide the same level and quality of services to the Funds, the Board requested, received, and reviewed information from Nomura concerning its financial condition to demonstrate its ability support

Other Fund information (Unaudited)
Nomura Limited-Term Diversified Income Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements
(continued)
DMC’s advisory business after the Closing. Based on this review, the Board considered that DMC would continue to have the financial ability to maintain the high quality of services required by the Funds.
Nomura described its proposed changes to DMC’s corporate governance, primarily through the anticipated addition of certain Nomura officers to DMC’s parent company. The Board considered Nomura’s statement that it plans to retain the pre-closing organizational and operating structure with respect to the Funds post-Closing as much as possible. Nomura described the proposed harmonization of the compensation system in use at DMC with the compensation plan used by Nomura, including short-term and long-term incentive compensation and equity interests for executive officers and investment personnel.
The Board also considered Nomura’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. In addition, the Board considered Nomura’s representation that the acquisition of DMC could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.
The Board noted that DMC has placed brokerage transactions with a broker/ dealer affiliate of Nomura and received research in connection with those transactions. In addition, certain other Nomura affiliates participate as underwriters for securities offerings outside of the United States.
Conclusion. The Independent Trustees of each Trust deliberated in executive session; the entire Board of each Fund, including the Independent Trustees, then approved the Proposed Advisory Agreements. The Board concluded that the advisory fee rates under each New Investment Advisory Agreement are reasonable in relation to the services provided and that execution of the New Investment Advisory Agreements is in the best interests of the shareholders. For each Fund, the Board noted that they had concluded in their most recent advisory agreement continuance considerations in August 2024 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Board also noted, with respect to the Funds that currently had the benefit of contractual fee limitations, that Nomura indicated it will maintain the Funds’ existing contractual expense limitations and/or advisory fee waivers post-Closing through the stated end date for such expense limitation and fee waiver. Nomura further indicated it has no current plans to increase advisory, administration, distribution, transfer agency, or other fees of the Funds following the Transaction. The Board noted Nomura’s acknowledgment of Macquarie’s intention to continue to comply with an expense limitation policy related to contractual fee waivers for certain Funds. On that basis, the Board concluded that each of the total expense ratio and proposed advisory fee for the Funds anticipated to result from the Transaction was acceptable.
In reaching its determination regarding the approval of the Proposed Advisory Agreements, the Board, including all of the Independent Trustees, considered the factors, conclusions and information they believed relevant in the exercise of their reasonable judgment, including, but not limited to, the factors, conclusions and information discussed above.
Further, in their deliberations, the Board members did not identify any particular factor (or conclusion with respect thereto) or information that was all important or controlling, and each Board member may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Nomura Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Nomura Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT.
(5162273)
AR-022-0226
This page is not part of the financial statements and other information.

Fixed income mutual fund
Nomura Tax-Free Oregon Fund
(formerly, Macquarie Tax-Free Oregon Fund)
Financial statements and other information
For the year ended December 31, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at nomuraassetmanagement.com/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Nomura Tax-Free Oregon Fund	December 31, 2025
	Principal amount°	Value (US $)
Municipal Bonds — 102.18%
Education Revenue Bonds — 12.84%
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project)
Series A 144A 5.00% 6/15/39 #	500,000	$ 496,815
Series A 144A 5.00% 6/15/49 #	500,000	453,235
(Redmond Proficiency Academy Project) Series A 144A 5.625% 6/15/55 #	310,000	306,630
(University of Portland Projects)
Series A 5.00% 4/1/55	1,500,000	1,505,475
Series A 5.50% 4/1/49	1,235,000	1,292,786
(Willamette University Projects) Series A 4.00% 10/1/51	500,000	406,410
Oregon State University Revenue
Series A 4.25% 4/1/52	750,000	735,232
University of Oregon General Revenue
Series A 3.50% 4/1/52 (BAM)	1,000,000	819,800
		6,016,383
Electric Revenue Bonds — 6.68%
Central Lincoln People's Utility District of Oregon Revenue
5.00% 12/1/55	500,000	521,960
City of Eugene, Oregon Electric Utility System Revenue
5.00% 8/1/49	1,500,000	1,578,705
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/44	250,000	256,073
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	240,000	160,800
Series TT 5.00% 7/1/32 ‡	380,000	254,600
Series XX 5.25% 7/1/40 ‡	535,000	358,450
		3,130,588
Healthcare Revenue Bonds — 18.51%
Astoria Hospital Facilities Authority Revenue
(Columbia Memorial Hospital Project)
5.25% 8/1/49	1,050,000	1,057,969
5.25% 8/1/54	500,000	502,045
City of Medford, Oregon Hospital Facility Authority Revenue
(Asante Projects) Series A 3.00% 8/15/50 (AG)	1,000,000	736,090
Clackamas County Hospital Facility Authority Revenue
(Rose Villa Project) Series A 5.375% 11/15/55	500,000	489,010
    1

Schedule of investments
Nomura Tax-Free Oregon Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Oregon Health & Science University Revenue
(Green Bonds)
Series A 3.00% 7/1/51	1,815,000	$ 1,297,525
Series A 4.00% 7/1/51	450,000	406,764
Oregon State Facilities Authority Revenue
(Integrated Senior Foundation - Refunding Project) Series A-1 144A 7.25% 3/1/60 #	300,000	299,322
(Samaritan Health Services Project) Series A 5.00% 10/1/46	500,000	498,025
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project) 4.00% 5/15/47	865,000	726,470
(Salem Health Projects)
Series A 4.00% 5/15/41	960,000	949,046
Series A 4.00% 5/15/49	310,000	277,881
Series A 5.00% 5/15/39	75,000	78,286
Union County, Oregon Hospital Facility Authority Revenue
(Grande Ronde Hospital Project)
5.00% 7/1/40	100,000	102,975
5.00% 7/1/41	535,000	546,535
Yamhill County, Oregon Hospital Authority Revenue
(Friendsview) Series A 5.00% 11/15/56	840,000	708,406
		8,676,349
Housing Revenue Bonds — 3.22%
Oregon State Housing & Community Services Department Revenue
(Single-Family Mortgage Program)
Series A 4.75% 1/1/49	1,000,000	1,008,270
Series C 4.55% 1/1/46 (GNMA) (FNMA) (FHLMC)	500,000	503,535
		1,511,805
Industrial Development Revenue/Pollution Control Revenue Bond — 1.25%
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed) Series A 0.60% 5/15/57 ^	12,355,000	586,245
		586,245
Local General Obligation Bonds — 25.41%
City of Bend, Oregon
5.00% 6/1/43	1,000,000	1,094,590
2

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
City of Bend, Oregon
5.00% 6/1/54	500,000	$ 526,240
City of Cannon Beach, Oregon
5.00% 6/1/49	500,000	524,880
City of Medford, Oregon
Series A 2.00% 6/1/33	350,000	318,728
City of Newport, Oregon
Series B 12.101% 6/1/29 (AG) ^	1,225,000	1,104,350
City of Portland, Oregon
(Transportation Projects) Series A 3.00% 10/1/33	300,000	300,309
City of Redmond, Oregon
(Airport Expansion Projects) Series A 5.50% 6/1/52 (AMT)	750,000	795,967
Clackamas & Washington Counties School District No. 3
Series A 1.779% 6/15/35 ^	1,250,000	873,875
Clackamas County School District No. 35 Molalla River, Oregon
5.25% 6/15/54	1,000,000	1,068,410
Linn County Community School District No. 9 Lebanon, Oregon
5.50% 6/15/27 (NATL)	1,000,000	1,041,860
Multnomah County, Oregon School District No. 1 Portland, Oregon
3.00% 6/15/34	500,000	490,875
Multnomah County, Oregon School District No. 40
Series A 5.157% 6/15/51 ^	5,000,000	1,370,700
Washington & Multnomah Counties Beaverton School District No. 48J
Series A 4.478% 6/15/40 ^	750,000	400,522
(Current Interest Bonds)
Series B 5.00% 6/15/50	500,000	528,320
Series B 5.00% 6/15/53	1,000,000	1,053,340
(Deferred Interest Bonds) Series A 5.15% 6/15/44 ^	1,000,000	413,340
		11,906,306
Special Tax Revenue Bonds — 14.53%
Commonwealth of Puerto Rico Revenue
1.865% 11/1/51 •	83,597	54,756
3.437% 11/1/43 •	937,243	601,007
    3

Schedule of investments
Nomura Tax-Free Oregon Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Commonwealth of Puerto Rico Revenue
(Subordinate) 2.412% 11/1/51 •	929,153	$ 544,716
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	1,073,956	1,045,207
Oregon State Department of Administrative Services Lottery Revenue
(Tax-exempt Projects) Series A 5.25% 4/1/45	1,000,000	1,099,550
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	1,775,000	1,675,724
Series A-1 5.578% 7/1/46 ^	1,356,000	455,643
Series A-1 6.116% 7/1/51 ^	2,801,000	704,284
Tri-County Metropolitan Transportation District of Oregon Revenue
(Sustainability Bonds) Series A 3.00% 9/1/37	405,000	383,053
(Unrefunded) Series A 4.00% 9/1/40	245,000	245,027
		6,808,967
State General Obligation Bonds — 6.05%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	250,000	231,408
Series A-1 4.00% 7/1/46	500,000	436,805
Oregon State
(Article XI-Q State Projects)
Series A 5.25% 5/1/44	1,000,000	1,109,140
Series A 5.25% 5/1/50	500,000	540,340
(Veterans’ Welfare Bonds) Series I 5.10% 6/1/50	500,000	516,905
		2,834,598
Transportation Revenue Bonds — 9.22%
Oregon State Department of Transportation Revenue
(Senior Lien) Series A 5.25% 11/15/47	750,000	800,370
(Subordinate) Series A 5.00% 11/15/39	110,000	118,024
4

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Port of Portland Oregon Airport Revenue
Series 28 4.00% 7/1/47 (AMT)	555,000	$ 500,571
Series 28 5.00% 7/1/52 (AMT)	250,000	252,808
(Green Bonds)
Series 29 5.50% 7/1/53 (AMT)	1,500,000	1,570,575
Series 30A 5.25% 7/1/54 (AMT)	500,000	516,720
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Subseries A-3 6.75% 1/1/46 (AMT)	500,000	561,315
		4,320,383
Water & Sewer Revenue Bonds — 4.47%
City of Portland, Oregon Sewer System Revenue
(Second Lien)
Series A 5.00% 12/1/47	500,000	521,430
Series A 5.00% 10/1/54	750,000	787,515
Medford Water Commission Revenue
5.00% 7/15/54	250,000	260,633
Tualatin Valley Water District Revenue
5.00% 6/1/54	500,000	524,950
		2,094,528
Total Municipal Bonds (cost $47,872,492)		47,886,152

Short-Term Investments — 1.07%
Variable Rate Demand Note — 1.07%
Oregon State Facilities Authority Refunding Revenue
(PeaceHealth) Series B 2.35% 8/1/34 (LOC - TD Bank, N.A.)¤	500,000	500,000
Total Short-Term Investments (cost $500,000)		500,000
Total Value of Securities—103.25% (cost $48,372,492)		48,386,152

Liabilities Net of Receivables and Other Assets—(3.25)%		(1,524,555)
Net Assets Applicable to 3,858,259 Shares Outstanding—100.00%		$46,861,597
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
    5

Schedule of investments
Nomura Tax-Free Oregon Fund
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of Rule 144A securities was $1,556,002, which represents 3.32% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
‡	Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of December 31, 2025.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FHLMC – Federal Home Loan Mortgage Corporation Collateral
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association Collateral
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.
6

Statement of assets and liabilities
Nomura Tax-Free Oregon Fund	December 31, 2025
Assets:
Investments, at value*	$48,386,152
Cash	16,319
Receivable for fund shares sold	1,621,339
Interest receivable	523,630
Prepaid expenses	42,087
Receivable from investment manager	17,473
Other assets	279
Total Assets	50,607,279
Liabilities:
Payable for fund shares redeemed	3,665,032
Other accrued expenses	72,973
Distribution fees payable to affiliates	4,655
Distribution payable	2,092
Accounting and administration expenses payable to affiliates	532
Dividend disbursing and transfer agent fees and expenses payable to affiliates	297
Legal fees payable to affiliates	101
Total Liabilities	3,745,682
Total Net Assets	$46,861,597

Net Assets Consist of:
Paid-in capital	$48,794,990
Total distributable earnings (loss)	(1,933,393)
Total Net Assets	$46,861,597
    7

Statement of assets and liabilities
Nomura Tax-Free Oregon Fund

Net Asset Value

Class A:
Net assets	$21,756,682
Shares of beneficial interest outstanding, unlimited authorization, no par	1,789,860
Net asset value per share	$12.16
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$12.73

Institutional Class:
Net assets	$25,104,915
Shares of beneficial interest outstanding, unlimited authorization, no par	2,068,399
Net asset value per share	$12.14
*Investments, at cost	$48,372,492
See accompanying notes, which are an integral part of the financial statements.
8

Statement of operations
Nomura Tax-Free Oregon Fund	Year ended December 31, 2025
Investment Income:
Interest	$2,354,713

Expenses:
Management fees	283,795
Distribution expenses — Class A	57,608
Registration fees	74,635
Accounting and administration expenses	62,741
Audit and tax fees	49,310
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	42,650
Reports and statements to shareholders expenses	19,093
Legal fees	8,127
Trustees’ fees	2,634
Custodian fees	666
Other	22,141
623,400
Less expenses waived	(229,312)
Less expenses paid indirectly	(805)
Total operating expenses	393,283
Net Investment Income (Loss)	1,961,430

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(841,181)
Net increase from payment by affiliates[1]	5,855
Net realized gain (loss)	(835,326)
Net change in unrealized appreciation (depreciation) on investments	216,278
Net Realized and Unrealized Gain (Loss)	(619,048)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,342,382
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    9

Statements of changes in net assets
Nomura Tax-Free Oregon Fund
	Year ended
	12/31/25	12/31/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,961,430	$1,760,455
Net realized gain (loss)	(841,181)[1]	(124,007)
Net increase from payment by affiliates	5,855[2]	—
Net change in unrealized appreciation (depreciation)	216,278	(307,234)
Net increase (decrease) in net assets resulting from operations	1,342,382	1,329,214

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(843,409)	(1,008,967)
Institutional Class	(1,118,271)	(751,488)
	(1,961,680)	(1,760,455)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	2,102,665	1,555,114
Institutional Class	4,916,739	17,418,510

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	804,603	947,170
Institutional Class	1,118,243	751,488
	8,942,250	20,672,282
Cost of shares redeemed:
Class A	(7,518,601)	(8,610,659)
Institutional Class	(8,898,036)	(4,747,741)
	(16,416,637)	(13,358,400)
Increase (decrease) in net assets derived from capital share transactions	(7,474,387)	7,313,882
Net Increase (Decrease) in Net Assets	(8,093,685)	6,882,641

Net Assets:
Beginning of year	54,955,282	48,072,641
End of year	$46,861,597	$54,955,282
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
10

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Financial highlights
Nomura Tax-Free Oregon Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Includes litigation expenses of 0.02% for the year ended December 31, 2025.
See accompanying notes, which are an integral part of the financial statements.
12

Year ended
12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
$12.30	$12.39	$12.05	$13.76	$13.71

0.44	0.41	0.39	0.36	0.33
(0.14)	(0.09)	0.34	(1.71)	0.05
—[2]	—	—	—	—
0.30	0.32	0.73	(1.35)	0.38

(0.44)	(0.41)	(0.39)	(0.36)	(0.33)
(0.44)	(0.41)	(0.39)	(0.36)	(0.33)

$12.16	$12.30	$12.39	$12.05	$13.76

2.55%[2]	2.61%	6.26%	(9.86%)	2.82%

$21,757	$26,652	$32,933	$33,102	$36,216
0.90%[4]	0.89%	0.90%	0.90%	0.90%
1.34%[4]	1.15%	1.19%	1.19%	1.18%
3.66%	3.31%	3.29%	2.86%	2.40%
3.22%	3.05%	3.00%	2.57%	2.12%
31%	26%	25%	44%	12%
13

Financial highlights
Nomura Tax-Free Oregon Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Includes litigation expenses of 0.02% for the year ended December 31, 2025.
See accompanying notes, which are an integral part of the financial statements.
14

Year ended
12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
$12.28	$12.37	$12.03	$13.73	$13.69

0.47	0.44	0.42	0.39	0.36
(0.14)	(0.09)	0.34	(1.70)	0.04
—[2]	—	—	—	—
0.33	0.35	0.76	(1.31)	0.40

(0.47)	(0.44)	(0.42)	(0.39)	(0.36)
(0.47)	(0.44)	(0.42)	(0.39)	(0.36)

$12.14	$12.28	$12.37	$12.03	$13.73

2.80%[2]	2.87%	6.53%	(9.58%)	3.00%

$25,105	$28,303	$15,140	$10,555	$4,949
0.65%[4]	0.64%	0.65%	0.65%	0.65%
1.09%[4]	0.90%	0.94%	0.94%	0.93%
3.92%	3.56%	3.54%	3.14%	2.65%
3.48%	3.30%	3.25%	2.85%	2.37%
31%	26%	25%	44%	12%
15

Notes to financial statements
Nomura Tax-Free Oregon Fund	December 31, 2025
Delaware Group® Limited-Term Government Funds (Trust) is organized as a Delaware statutory trust and offers two series: Nomura Limited-Term Diversified Income Fund (formerly, Macquarie Limited-Term Diversified Income Fund through November 30, 2025) and Nomura Tax-Free Oregon Fund (formerly, Macquarie Tax-Free Oregon Fund through November 30, 2025). These financial statements and the related notes pertain to Nomura Tax-Free Oregon Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded
16

primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes —  No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended December 31, 2025, and for all open tax years (years ended December 31, 2022–December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt
    17

Notes to financial statements
Nomura Tax-Free Oregon Fund
1. Significant Accounting Policies (continued)
securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. The Fund’s Chief Executive Officer and Chief Financial Officer act as the Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statements note disclosures only, and did not affect the Fund’s financial position or the results of its operations.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended December 31, 2025, the Fund earned $666 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended December 31, 2025, the Fund earned $139 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45%
18

on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion. Prior to December 1, 2025, NIMBT was named Macquarie Investment Management Business Trust (MIMBT).
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.63% of the Fund’s average daily net assets from January 1, 2025  through April 30, 2026. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from January 1, 2025  through April 30, 2026, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Institutional Class
0.88%	0.63%
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended December 31, 2025, the Fund paid $6,346 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Nomura Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Nomura Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the year ended December 31, 2025, the Fund paid $3,548 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer
    19

Notes to financial statements
Nomura Tax-Free Oregon Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the year ended December 31, 2025, the Fund paid $975 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the year ended December 31, 2025, DDLP earned $771 for commissions on sales of the Fund's Class A shares. For the year ended December 31, 2025, DDLP received gross CDSC commissions of $36 on redemptions of the Fund’s Class A shares, and this commission was entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
During the year ended December 31, 2025, DMC reimbursed the Fund $5,855 in connection with trade errors. These amounts are included in “Net increase from payment by affiliates” in the “Statement of operations.” Payment by affiliates had no impact on total return.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
As of December 1, 2025 (Closing Date), Nomura Holding America Inc. completed the acquisition of Macquarie Asset Management’s US and European public investments business. The closing of this transaction resulted in the automatic termination of the Fund's investment advisory agreement with DMC and any sub-advisory agreement, as applicable. At a special shareholder meeting held on October 16, 2025, Fund shareholders approved a new investment advisory agreement for the Fund. On the Closing Date, the new investment advisory agreement, any applicable sub-advisory agreement, and the Fund’s name change to Nomura Tax-Free Oregon Fund went effective.
20

3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases	$15,825,450
Sales	21,127,188
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At
December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
Cost of investments	$48,395,239
Aggregate unrealized appreciation of investments	$1,213,834
Aggregate unrealized depreciation of investments	(1,222,921)
Net unrealized depreciation of investments	$(9,087)
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
    21

Notes to financial statements
Nomura Tax-Free Oregon Fund
3. Investments (continued)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2025:
Level 2
Securities
Assets:
Municipal Bonds	$47,886,152
Short-Term Investments	500,000
Total Value of Securities	$48,386,152
During the year ended December 31, 2025, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. As of December 31, 2025, there were no Level 3 investments.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year ended
	12/31/25	12/31/24
Tax-exempt income	$1,895,021	$1,703,538
Ordinary income	66,659	56,917
Total	$1,961,680	$1,760,455
22

5. Components of Net Assets on a Tax Basis
As of December 31, 2025, the components of net assets on a tax basis were as follows:
Paid-in capital	$48,794,990
Undistributed ordinary income	2,015
Capital loss carryforwards	(1,924,229)
Other temporary differences	(2,092)
Unrealized appreciation (depreciation) of investments	(9,087)
Net assets	$46,861,597
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2025, the Fund had no reclassifications.
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2025, the the Fund has capital loss carryforwards available to offset future realized capital gains are as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 740,199	$1,184,030	$ 1,924,229
6. Capital Shares
Transactions in capital shares were as follows:
	Year ended
	12/31/25	12/31/24
Shares sold:
Class A	177,988	126,423
Institutional Class	410,845	1,405,929

Shares issued upon reinvestment of dividends and distributions:
Class A	67,020	76,631
Institutional Class	93,291	60,823
	749,144	1,669,806
    23

Notes to financial statements
Nomura Tax-Free Oregon Fund
6. Capital Shares (continued)
	Year ended
	12/31/25	12/31/24

Shares redeemed:
Class A	(622,387)	(693,396)
Institutional Class	(740,606)	(385,451)
	(1,362,993)	(1,078,847)
Net increase (decrease)	(613,849)	590,959
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the previous page and on the “Statements of changes in net assets.” For the year ended December 31, 2025, the Fund did not have any exchange transactions. For the year ended December 31, 2024, the Fund had the following exchange transactions:
	Exchange Redemptions	Exchange Subscriptions
	Class A Shares	Institutional Class Shares	Value
12/31/24	1,469	1,472	$18,471
7. Line of Credit
The Fund, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year then ended.
8. Securities Lending
The Fund, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With
24

respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the
    25

Notes to financial statements
Nomura Tax-Free Oregon Fund
8. Securities Lending (continued)
amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the year ended December 31, 2025, the Fund had no securities out on loan.
9. Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Fund concentrates its investments in securities issued by municipalities, mainly in Oregon. The Fund invests primarily in a specific state and may be subject to geographic concentration risk. In addition, the Fund has the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes. The value of the Fund’s investments may be adversely affected by new legislation within the states or US territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in credit worthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund.
The Fund invests a portion of its assets in high yield municipal fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.
The Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are
26

permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of there funding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.
Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
    27

Notes to financial statements
Nomura Tax-Free Oregon Fund
11. Recent Accounting Pronouncements
The Fund adopted FASB Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Taxes Disclosures as of December 31, 2025. ASU 2023-09 requires public business entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction if material. Because the Fund does not pay a material amount of income taxes, there was not a significant impact to the income tax disclosures.
12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2025, that would require recognition or disclosure in the Fund’s financial statements.
28

Report of independent registered public accounting firm
To the Board of Trustees of Delaware Group Limited-Term Government Funds and Shareholders of Nomura Tax-Free Oregon Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nomura Tax-Free Oregon Fund (one of the funds constituting Delaware Group Limited-Term Government Funds, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 27, 2026
We have served as the auditor of one or more Nomura investment companies since 2010.
    29

Other Fund information (Unaudited)
Nomura Tax-Free Oregon Fund
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended December 31, 2025, the Fund reports distributions paid during the year as follows:
(A) Ordinary Income Distributions (Tax Basis)	3.40%
(B) Tax Exempt Distributions (Tax Basis)	96.60%
Total Distributions (Tax Basis)	100.00%

(A) and (B) are based on a percentage of the Fund’s total distributions.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Proxy Results
At a special shareholder meeting held on October 16, 2025, Nomura Tax-Free Oregon Fund shareholders approved a new investment advisory agreement. The results of the voting at the meeting were as follows:
For	Against	Abstain
1,991,160	40,087	237,792
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
30

Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreement at a Meeting Held on August 12-14, 2025
At a meeting held on August 12-14, 2025 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Nomura (formerly, Macquarie) Tax-Free Oregon Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (“DMC”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2025, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement. In considering and approving the Investment Management Agreement, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
    31

Other Fund information (Unaudited)
Nomura Tax-Free Oregon Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement at a Meeting Held on August 12-14, 2025 (continued)
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio managers. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Fund’s portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.
The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and individuals, and enhancements to existing processes and testing as discussed further below). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd., the parent company of DMC, regarding its U.S. mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex.  Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Fund’s prospectus, summary prospectus, statement of additional information, shareholder reports, and other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the proposed acquisition by Nomura Holding America, Inc. (“Nomura”) of the US and European public investments business of Macquarie Asset Management, including DMC (the “MAM Business”). The Board considered information from DMC and Nomura regarding the transaction, as well as the approvals made by the Board, at a special board meeting held on June 18, 2025 that, among other things, authorized management to seek shareholder approval of new advisory agreements for the Fund complex with DMC that if approved by shareholders, would become effective upon the closing of the transaction. The Board noted the anticipated benefits to shareholders of the change in ownership of the MAM Business, including the resources available to DMC when it becomes part of Nomura’s global asset management business.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar
32

to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
Based on this information, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided until the closing of the transaction) to the Fund by DMC.
Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting, and reports provided by JDL throughout the year. The Broadridge reports prepared for the Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5- and 10-year or since inception periods, as applicable, ended December 31, 2024.
The Performance Universe for the Fund consisted of the Fund and all retail and institutional “other states” municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, and 5-year periods and underperformed its benchmark index for the 10-year period.
Comparative expenses. The Board received and considered expense data for the Fund.  DMC provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Universe”). The Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Universe and all other similar funds with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers.  In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Universe were similar in size to the Fund) and actual management fees, taking
    33

Other Fund information (Unaudited)
Nomura Tax-Free Oregon Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement at a Meeting Held on August 12-14, 2025 (continued)
into account any applicable breakpoints and fee waivers and/or expense reimbursements, with the Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Universe average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund are not solely dependent on the profits realized as to that fund.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.
34

Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations. These potentially include procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex.  The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the representations of DMC and Nomura, the Board did not find that any ancillary benefits received, or likely to be received in the near future, by DMC and its affiliates, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement for an additional one-year period.
Board Considerations in Approving the Proposed New Investment Advisory Agreements
At its June 2025 Meeting, the Board, including its Independent Trustees, considered and unanimously approved the proposed New Investment Advisory Agreements between the Trusts, on behalf of each of their Funds, and DMC. The Board also approved the New Sub-Advisory Agreements for the Funds, as applicable, that will become effective after the Closing or Split Closing, as applicable. In addition, the Board approved interim advisory and interim sub-advisory agreements (together the “Interim Advisory Agreements” and together with the New Investment Advisory Agreements and New Sub-Advisory Agreements, the “Proposed Advisory Agreements”). The Interim Advisory Agreements will take effect in the event that shareholders did not approve of one or more of the New Investment Advisory Agreements by the time of the Closing. The Board also determined to recommend that Fund shareholders approve the proposed New Investment Advisory Agreements. As part of their evaluation, the Board’s Independent Trustees reviewed material supporting the approval of the Proposed Advisory Agreements in executive sessions with its independent legal counsel both with and without representatives of management. Such material included responses provided by DMC and Nomura to an extensive initial questionnaire and a subsequent memorandum with questions relating to the Transaction and the impact on the Funds, as well as governance, compliance, investment and operational matters.
Background for the Board Approvals. At the June 2025 Meeting, representatives of DMC and Nomura met with the Board to discuss the Transaction. The Independent Trustees were advised that the Transaction, if completed, would constitute a Change of Control Event and result in the
    35

Other Fund information (Unaudited)
Nomura Tax-Free Oregon Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements
(continued)
termination of the Current Investment Advisory Agreements. The Independent Trustees were also advised that it was proposed that DMC would continue to serve as the investment adviser to each Fund after the Closing and that the Board would be asked to consider approval of the terms and conditions of the proposed New Investment Advisory Agreements with DMC and thereafter to submit the proposed New Investment Advisory Agreements to the Funds’ shareholders for approval.
At the June 2025 Meeting, the Board, including a majority of the Independent Trustees, reviewed and approved the Proposed Advisory Agreements, including the New Investment Advisory Agreements, which are still subject to shareholder approval. The Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
The Board, together with independent legal counsel to the Independent Trustees and Fund counsel, met with representatives of DMC and Nomura to discuss the Transaction. In addition, management of DMC and certain Independent Trustees met in person or virtually on several other occasions preceding the June 2025 Meeting. At these meetings, the Transaction and future plans for DMC and the Funds were discussed at length. Finally, the Independent Trustees consulted with their independent legal counsel in executive sessions during the time period covered by the negotiation of the Transaction and discussed, among other things, the legal standards applicable to their review of the Proposed Advisory Agreements and certain other contracts and considerations relevant to their deliberations on whether to approve the Proposed Advisory Agreements.
At the in-person and virtual meetings with DMC management and with key Nomura representatives, the Trustees discussed the Transaction. The meetings included discussions of the strategic rationale for the Transaction and Nomura’s general plans and intentions regarding the Funds and DMC. On these occasions, representatives of DMC and Nomura made presentations to, and responded to questions from, the Trustees. The Board also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of DMC in connection with the Transaction, and Nomura’s role with respect to DMC Management.
In connection with the Trustees’ review of the Proposed Advisory Agreements, DMC and/or Nomura emphasized that:
• They expected that there will be no adverse changes as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services;
• No material changes in personnel or operations are currently contemplated in the operation of DMC under Nomura as a result of the Transaction (with the exception of the US leveraged credit team, as indicated below);
36

• Nomura has no present intention to cause DMC to alter the contractual expense limitations and reimbursements currently in effect for the Funds; and
• Under the Purchase Agreement, Nomura has agreed to, and to cause its affiliates to, use commercially reasonable efforts after Closing to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as Independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the Closing.
The Board considered that management proposed that the Board approve the Proposed Advisory Agreements because, upon the Closing, the Current Investment Advisory Agreements and the current sub-advisory agreements (the “Current Sub-Advisory Agreements”) would automatically terminate in accordance with their terms and applicable regulations. The Board further considered that management proposed that the Board approve the Interim Advisory Agreements so that, if the Transaction closes before a Fund receives the requisite shareholder approval of its New Investment Advisory Agreement, an Interim Advisory Agreement would permit continuity of the management of the Fund while it continued to solicit the requisite shareholder approval of the New Investment Advisory Agreement. The Board reviewed and also considered the forms of the Proposed Advisory Agreements, noting that the terms and conditions of each such agreement were substantially identical to the terms and conditions of the Current Investment Advisory Agreements or Current Sub-Advisory Agreements, except for the effective dates, duration and, with respect to the Interim Advisory Agreements, escrow provisions required by applicable law. The Board also considered the impact of a possible Split Closing and DMC’s representation that, if it occurs, it would not affect the day-to-day management of the applicable Funds. The Board noted that the New Investment Advisory Agreements would have an initial two-year term and that the Interim Advisory Agreements would be effective on an interim basis, as necessary upon the Closing, from its effective date until the earlier of (i) 150 calendar days from the effective date or such later date as may be consistent with the 1940 Act, rules and regulations thereunder or exemptive relief or interpretative position of the staff of the SEC; or (ii) the effective date of the applicable New Investment Advisory Agreement (“Interim Period”). The Interim Advisory Agreement may also be terminated on 10 days’ written notice by the Board. The Board further noted management’s representation that the approval of the Proposed Advisory Agreements would not result in any changes to the Funds’ investment objectives or strategies. The Board considered DMC’s and Nomura’s representations that there are no planned or anticipated material personnel changes as a result of the Transaction, with the exception of the US leveraged credit team where certain team members are expected to remain with Macquarie. The Board further considered DMC’s representation that the US leveraged credit team Funds will all be managed with the same investment objective and in the same style post-closing and DMC representing that it believes that there will be no reduction in the quality of advisory services to those Funds. Otherwise, the portfolio managers responsible for the day-to-day management of the Funds are expected to continue to manage the Funds and certain sub-adviser(s) are expected to continue to manage their respective sleeves of the Funds pursuant to New Sub-Advisory Agreements that would be substantially similar to the Current Sub-Advisory
    37

Other Fund information (Unaudited)
Nomura Tax-Free Oregon Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements
(continued)
Agreements. The Board also noted management’s representation that the New Sub-Advisory Agreements would not require shareholder approval, and that management proposed that the Board approve the New Sub-Advisory Agreements pursuant to the Funds’ manager of managers exemptive relief. In addition, the Board also considered that, in connection with the Transaction, certain investment professionals at Macquarie-affiliated sub-advisers would be employed by Nomura advisory affiliates in the United Kingdom and Australia and would continue to manage the Funds they currently manage under participating affiliate arrangements.
Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements and New Sub-Advisory Agreements will be substantially similar to the Current Investment Advisory Agreements and Current Sub-Advisory Agreements, respectively, and they therefore considered the many reports furnished to them throughout 2024 and 2025 at regular Board meetings covering matters such as the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the Code of Ethics adopted throughout the Macquarie Funds complex; and the adherence to fair value pricing procedures as established by the Board. Further, and consistent with its continued oversight of these matters, the Board discussed with DMC and Nomura the impact of the Transaction on the remediation efforts and actions and specific initiatives being undertaken to enhance DMC’s compliance, risk, operational and portfolio management functions arising out of DMC’s previously announced settlement agreement with the SEC in September 2024. The Board relied on commitments by DMC and Nomura that these remediation efforts and actions and specific initiatives would not be negatively affected by the Transaction and would continue through and following Closing.
The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Investments Fund Services Company (“DIFSC”). The Board routinely reviews DIFSC’s performance.
Nomura and DMC indicated that they currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC (with the exception of the US leveraged credit team, as indicated above) or (ii) third parties providing operational services to the Funds, and stated that the nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements and New Sub-Advisory Agreements. The Board also considered that management of Nomura and Macquarie represented that there would not be any “unfair burden” imposed on any of the Funds for the first two years following the Closing as a result of the Transaction in accordance with Section 15(f) of the 1940 Act, and that they did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution, or other shareholder services) currently provided to the Funds and their
38

shareholders. The Board noted, among other things, the contractual expense limitations or reimbursements currently in effect for certain Funds and Nomura’s acknowledgment of Macquarie’s intention to continue to comply with an expense limitation policy related to contractual fee waivers for certain Funds.
Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. The Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year and considered its review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in August 2024.
The Board also considered DMC’s representations that neither the Transaction, the New Investment Advisory Agreements nor the New Sub-Advisory Agreements would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Nomura did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance (with the exception of the US leveraged credit team), (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction, (iii) the Funds would not bear any Transaction-related expenses, and (iv) as indicated by Nomura and Macquarie, there was not expected to be any “unfair burden” imposed on the Funds as a result of the Transaction.
Comparative Expenses. At its August 2024 meeting, the Board evaluated expense comparison data for the Funds. At that meeting, DMC provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Board focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Broadridge as being similar to each Fund (the “Expense Group”). The Board placed significant emphasis on the Funds’ expenses in view of their importance to shareholders. The Board gave appropriate consideration to expense reports and discussions with DMC at Board meetings throughout the year and considered its prior review of expenses in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in August 2024.
The Board considered the representations of DMC and Nomura that neither the Transaction, the New Investment Advisory Agreements nor New Sub-Advisory Agreements would likely have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreements would remain the same, (ii) DMC had no current intention to change the existing contractual expense limitations and reimbursement policy as a result of the Transaction, (iii) under the Purchase Agreement, Macquarie and Nomura would pay all reasonable costs related to the related proxy solicitation, and (iv) Nomura and Macquarie represented that, consistent with Section 15(f) of the 1940 Act, no “unfair burden” would be imposed on the Funds for the first two years after the Closing.
Management Profitability. At its August 2024 meeting, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its August 2024 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of DMC’s
    39

Other Fund information (Unaudited)
Nomura Tax-Free Oregon Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements
(continued)
business in providing management and other services to each of the Funds and the complex as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. At that meeting, the Board determined that the management fees charged under the Current Investment Advisory Agreements were reasonable in light of the services rendered and the level of profitability of DMC. Nomura advised the Board in June 2025 that it anticipated that management profitability would remain substantially the same following the Closing, noting that services and costs are expected to be the same.
The Board also requested and reviewed financial statements provided by Nomura for Nomura Holdings Inc., the parent of Nomura, for the purpose of evaluating Nomura’s ability to financially support DMC’s advisory business after the Closing and to seek to ensure that DMC can continue to provide services of a similar nature, extent, and quality to the Funds following the Closing as it has under the Current Investment Advisory Agreements.
Based on information provided by DMC and Nomura, the Board considered their representations that DMC would have sufficient financial resources following the Transaction to continue to provide the same level and quality of services to the Funds under the New Investment Advisory Agreements as is the case under the Current Investment Advisory Agreements. The Board also considered Nomura’s representation that it had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in DMC to the extent that Nomura determined it was appropriate.
Economies of Scale. The Board considered whether economies of scale would be realized by DMC as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Board took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. The Board also acknowledged Nomura’s statement that the Transaction would not by itself immediately provide additional economies of scale given Nomura’s limited presence in the US mutual fund market. Nonetheless, the Board considered that additional economies of scale could potentially be achieved in the future if DMC were owned by Nomura as a result of Nomura’s willingness to invest additional amounts in DMC if appropriate opportunities arise. The Board further considered that potential economies of scale could be achieved as a result of DMC’s potentially expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Nomura’s commitment to its global asset management business.
Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities. The Board also considered that Nomura and DMC may derive reputational, strategic, and other benefits from their association with the Funds, including, for Nomura and DMC, service relationships with DMC, DIFSC, and Delaware Distributors, L.P., and evaluated the extent to which DMC might derive ancillary benefits from Fund operations, including the potential for procuring additional
40

business as a result of the prestige and visibility associated with its role as service provider to the Funds and the potential benefits from allocation of Fund brokerage to improve trading efficiencies.
The Purchase Agreement. The Board considered the terms of the Purchase Agreement, including those related to Section 15(f) of the 1940 Act and that Macquarie and Nomura will bear the expenses related to the Funds’ proxy solicitation. At the June 2025 Meeting, the Board discussed the conditions to the Closing, including the requirements for obtaining consents to the change in control from DMC’s advisory clients, such as the Funds.
Board Review of Nomura. The Board reviewed detailed information supplied by Nomura about its operations. As previously noted, to consider DMC’s ability to continue to provide the same level and quality of services to the Funds, the Board requested, received, and reviewed information from Nomura concerning its financial condition to demonstrate its ability support DMC’s advisory business after the Closing. Based on this review, the Board considered that DMC would continue to have the financial ability to maintain the high quality of services required by the Funds.
Nomura described its proposed changes to DMC’s corporate governance, primarily through the anticipated addition of certain Nomura officers to DMC’s parent company. The Board considered Nomura’s statement that it plans to retain the pre-closing organizational and operating structure with respect to the Funds post-Closing as much as possible. Nomura described the proposed harmonization of the compensation system in use at DMC with the compensation plan used by Nomura, including short-term and long-term incentive compensation and equity interests for executive officers and investment personnel.
The Board also considered Nomura’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. In addition, the Board considered Nomura’s representation that the acquisition of DMC could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.
The Board noted that DMC has placed brokerage transactions with a broker/ dealer affiliate of Nomura and received research in connection with those transactions. In addition, certain other Nomura affiliates participate as underwriters for securities offerings outside of the United States.
Conclusion. The Independent Trustees of each Trust deliberated in executive session; the entire Board of each Fund, including the Independent Trustees, then approved the Proposed Advisory Agreements. The Board concluded that the advisory fee rates under each New Investment Advisory Agreement are reasonable in relation to the services provided and that execution of the New Investment Advisory Agreements is in the best interests of the shareholders. For each Fund, the Board noted that they had concluded in their most recent advisory agreement continuance considerations in August 2024 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had
    41

Other Fund information (Unaudited)
Nomura Tax-Free Oregon Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements
(continued)
not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Board also noted, with respect to the Funds that currently had the benefit of contractual fee limitations, that Nomura indicated it will maintain the Funds’ existing contractual expense limitations and/or advisory fee waivers post-Closing through the stated end date for such expense limitation and fee waiver. Nomura further indicated it has no current plans to increase advisory, administration, distribution, transfer agency, or other fees of the Funds following the Transaction. The Board noted Nomura’s acknowledgment of Macquarie’s intention to continue to comply with an expense limitation policy related to contractual fee waivers for certain Funds. On that basis, the Board concluded that each of the total expense ratio and proposed advisory fee for the Funds anticipated to result from the Transaction was acceptable.
In reaching its determination regarding the approval of the Proposed Advisory Agreements, the Board, including all of the Independent Trustees, considered the factors, conclusions and information they believed relevant in the exercise of their reasonable judgment, including, but not limited to, the factors, conclusions and information discussed above.
Further, in their deliberations, the Board members did not identify any particular factor (or conclusion with respect thereto) or information that was all important or controlling, and each Board member may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
42

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Nomura Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Nomura Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT.
(5162809)
AR-TEF-0226
This page is not part of the financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of materials filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Limited-Term Government Funds

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	March 6, 2026

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	March 6, 2026